UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23161
Nushares ETF Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Diana R. Gonzalez
Vice President and Secretary
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)
Registrant’s telephone number, including area code: (312) 917‑7700
Date of fiscal year end: October 31
Date of reporting period: October 31, 2024

March 28, 2025
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Nushares ETF Trust
Investment Company Act File Number 811‑23161
Accession Number 0001193125‑25‑002181
Ladies and Gentlemen:
We are filing an amendment to Form N‑CSR for the following funds, originally filed on January 6, 2025.

1.	Nuveen ESG Dividend ETF

2.	Nuveen ESG Emerging Markets Equity ETF

3.	Nuveen ESG International Developed Markets Equity ETF

4.	Nuveen ESG Large‑Cap ETF

5.	Nuveen ESG Large‑Cap Growth ETF

6.	Nuveen ESG Large‑Cap Value ETF

7.	Nuveen ESG Mid‑Cap Growth ETF

8.	Nuveen ESG Mid‑Cap Value ETF

9.	Nuveen ESG Small‑Cap ETF

10.	Nuveen Dividend Growth ETF

11.	Nuveen Growth Opportunities ETF

12.	Nuveen Small Cap Select ETF

13.	Nuveen Winslow Large‑Cap Growth ESG ETF
We have amended the original filing because the voting results of matters submitted to fund shareholders for approval at a special meeting held on November 20, 2023 were omitted from Item 9. These results have been included in the amended filing. No other amendments to the original filing have been made.
Sincerely,

Nushares ETF Trust.

/s/ Diana R. Gonzalez
Diana R. Gonzalez
Vice President and Secretary
(312) 917‑6852

Item 1.    Reports to Stockholders.

Annual Shareholder Report October 31, 2024

Nuveen ESG Dividend ETF
NUDV/Cboe BZX Exchange, Inc.

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG Dividend ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Dividend ETF	$30	0.26%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG Dividend ETF (NUDV)’s total return at net asset value (NAV) was 34.14% for the 12 months ended October 31, 2024. The Fund’s custom index, the Nuveen ESG USA High Dividend Index, returned 34.59%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•  During the reporting period, the Fund’s custom index underperformed the Fund’s base index, the MSCI USA Index, which returned 38.40%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

•  Top contributors to the custom index’s relative performance

»   An overweight to and stock selection in the financials sector, led by overweights to Goldman Sachs Group, Inc. and Morgan Stanley.

»   An underweight to and stock selection in the energy sector, led by a lack of exposure to Exxon Mobil Corporation and Chevron Corporation.

»   Stock selection in the real estate sector, led by overweights to Iron Mountain, Inc. and Welltower Inc.

•  Top detractors from the custom index’s relative performance

»   An underweight to and stock selection in the information technology sector, including a lack of exposure to NVIDIA Corporation and Broadcom Inc.

»   Stock selection in the consumer staples sector, including overweights to Archer-Daniels-Midland Companies and PepsiCo, Inc.

»   An underweight to and stock selection in the communications services sector, including a lack of exposure to Meta Platforms and Netflix, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 27, 2021 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception (9/27/21)

NAV	34.14%	8.09%

MSCI USA Index	38.40%	9.37%

Nuveen ESG USA High Dividend Yield Index	34.59%	8.37%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$11,701,928

Total number of portfolio holdings	121

Portfolio turnover (%)	68%

Total management fees paid for the year	$24,934

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA and Darren Tran, CFA were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P813_AR_1024 4015310-INV-Y-12/25

3

Annual Shareholder Report October 31, 2024

Nuveen ESG Emerging Markets Equity ETF
NUEM/Cboe BZX Exchange, Inc.

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG Emerging Markets Equity ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Emerging Markets Equity ETF	$40	0.36%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG Emerging Markets Equity ETF (NUEM)’s total return at net asset value (NAV) was 24.12% for the 12 months ended October 31, 2024. The Fund’s custom index, the Nuveen ESG Emerging Markets Equity Index, returned 26.15%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  During the reporting period, the Fund’s custom index outperformed the Fund’s base index, the MSCI Emerging Markets Index (Net), which returned 25.32%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

•  Top contributors to the custom index’s relative performance

»   Security selection in the information technology sector, led by an overweight to Taiwan Semiconductor Manufacturing Co., Ltd. and a lack of exposure to Samsung Electronics Co., Ltd.

»   Security selection in the consumer discretionary sector, led by overweights to Meituan and Trent Limited.

»   An overweight to Yuhan Corporation.

•  Top detractors from the custom index’s relative performance

»   Security selection in the communication services sector, including a lack of exposure to Tencent Holdings Ltd. And an overweight to Netease Inc.

»   Security selection in the consumer staples sector, including overweights to Wal‑Mart de Mexico SAB de CV and Nongfu Spring Co., Ltd.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 6, 2017 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/6/17)

NAV	24.12%	5.52%	4.42%

MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.86%

Nuveen ESG Emerging Markets Equity Index	26.15%	6.54%	5.34%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$290,624,535

Total number of portfolio holdings	210

Portfolio turnover (%)	58%

Total management fees paid for the year	$890,640

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA and Darren Tran, CFA were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787

67092P888_AR_1024 4015308‑INV‑Y‑12/25

4

Annual Shareholder Report October 31, 2024

Nuveen ESG International Developed Markets Equity ETF
NUDM/Cboe BZX Exchange, Inc.

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG International Developed Markets Equity ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG International Developed Markets Equity ETF	$35	0.31%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG International Developed Markets Equity ETF (NUDM)’s total return at net asset value (NAV) was 26.37% for the 12 months ended October 31, 2024. The Fund’s custom index, the Nuveen ESG International Developed Markets Equity Index, returned 26.77%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  During the reporting period, the Fund’s custom index outperformed the Fund’s base index, the MSCI EAFE Index (Net), which returned 22.97%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

•  Top contributors to the custom index’s relative performance

»   Security selection in the financials sector, led by overweights to NatWest Group Plc and Intesa Sanpaolo S.p.A.

»   Security selection in the consumer staples sector, led by an overweight to Nestle S.A. and a lack of exposure to Diageo plc.

»   An underweight allocation to the energy sector.

•  Top detractors from the custom index’s relative performance

»   Security selection in the consumer discretionary sector, including overweights to Oriental Land Co., Ltd. and Panasonic HOldins Corporation.

»   Security selection in the materials sector, including overweights to Umicore SA and Pilbara Minerals Limited.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 6, 2017 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/6/17)

NAV	26.37%	6.53%	5.80%

MSCI EAFE® Index (Net)	22.97%	6.24%	5.47%

Nuveen ESG International Developed Markets Equity Index	26.77%	6.81%	6.08%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$464,730,362

Total number of portfolio holdings	151

Portfolio turnover (%)	58%

Total management fees paid for the year	$1,259,958

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA and Darren Tran, CFA were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P805_AR_1024 4015307‑INV‑Y‑12/25

4

Annual Shareholder Report October 31, 2024

Nuveen ESG Large‑Cap ETF
NULC/Cboe BZX Exchange, Inc.

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG Large‑Cap ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Large‑Cap ETF	$25	0.21%
* Annualized for a period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG Large‑Cap ETF (NULC)’s total return at net asset value (NAV) was 34.04% for the 12 months ended October 31, 2024. The Fund’s custom index, the Nuveen ESG USA Large‑Cap Index, returned 34.36%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•  During the reporting period, the Fund’s custom index significantly underperformed the Fund’s base index, the MSCI USA Index, which returned 38.4%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

•  Top contributors to the custom index’s relative performance

»   An overweight to NVIDIA Corporation.

»   An underweight to and stock selection within the energy sector, led by a lack of exposure to Exxon Mobil Corporation and Chevron Corporation.

»   An overweight to Fiserv, Inc.

•  Top detractors from the custom index’s relative performance

»   An overweight to Intel Corporation.

»   Stock selection in the communication services sector, led by a lack of exposure to Meta Platforms Inc.

»   Stock selection in the consumer staples sector, led by overweights to Archer Daniels Midland Corporation and Procter & Gamble Company.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (June 3, 2019 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/3/19)

NAV	34.04%	13.58%	14.91%

MSCI USA Index	38.40%	15.27%	16.33%

Nuveen ESG USA Large‑Cap Index	34.36%	13.83%	15.16%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$34,344,806

Total number of portfolio holdings	123

Portfolio turnover (%)	50%

Total management fees paid for the year	$59,110

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA and Darren Tran, CFA were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P862_AR_1024 4015306‑INV‑Y‑12/25

3

Annual Shareholder Report October 31, 2024

Nuveen ESG Large‑Cap Growth ETF
NULG/Cboe BZX Exchange, Inc.

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG Large‑Cap Growth ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Large‑Cap Growth ETF	$31	0.26%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG Large‑Cap Growth ETF (NULG)’s total return at net asset value (NAV) was 41.51% for the 12 months ended October 31, 2024. The Fund’s custom index, the Nuveen ESG USA Large‑Cap Growth Index, returned 41.86%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•  During the reporting period, the Fund’s custom index underperformed the Fund’s base index, the MSCI USA Growth Index, which returned 44.69%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

•  Top contributors to the custom index’s relative performance

»   Stock selection within information technology, led by a lack of exposure to Apple Inc., and an overweight to NVIDIA Corporation.

»   An underweight to the energy sector.

»   An overweight position in Axon Enterprise Inc.

•  Top detractors from the custom index’s relative performance

»   Stock selection within communication services, including a lack of exposure to Meta Platforms and an overweight to Warner Bros. Discovery, Inc.

»   An overweight to and stock selection within healthcare, including overweights to IDEXX Laboratories, Inc. and West Pharmaceutical Services, Inc.

»   An overweight to and stock selection within consumer discretionary, including overweights to lululemon athletica inc. and Tesla, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 13, 2016 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/13/16)

NAV	41.51%	18.49%	18.34%

MSCI USA Index	38.40%	15.27%	14.36%

MSCI USA Growth Index	44.69%	19.40%	18.65%

Nuveen ESG USA Large‑Cap Growth Index	41.86%	18.87%	18.74%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,499,008,938

Total number of portfolio holdings	59

Portfolio turnover (%)	60%

Total management fees paid for the year	$3,374,590

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA and Darren Tran, CFA were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P201_AR_1024 4015305‑INV‑Y‑12/25

3

Annual Shareholder Report October 31, 2024

Nuveen ESG Large-Cap Value ETF
NULV/Cboe BZX Exchange, Inc.

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG Large-Cap Value ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Large-Cap Value ETF	$30	0.26%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG Large-Cap Value ETF (NULV)’s total return at net asset value (NAV) was 28.04% for the 12 months ended October 31, 2024. The Fund’s custom index, the Nuveen ESG USA Large-Cap Value Index, returned 28.49%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•  During the reporting period, the Fund’s custom index underperformed the Fund’s base index, the MSCI USA Value Index, which returned 31.80%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

•  Top contributors to the custom index’s relative performance

»   An underweight to and stock selection within energy, led by a lack of exposure to Chevron Corporation and Exxon Mobil Corporation.

»   An overweight to and stock selection within financials, led by overweights to Fiserv, Inc. and Bank of New York Mellon Corp.

»   An overweight to Welltower Inc.

•  Top detractors from the custom index’s relative performance

»   Stock selection within information technology, led by a lack of exposure to Broadcom Inc. and an overweight to Intel Corporation.

»   An overweight to and stock selection within consumer staples, led by an overweight to Archer-Daniels Midland Companies.

»   Stock selection in utilities, led by an overweight to Exelon Corporation and a lack of exposure to Constellation Energy Corporation.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 13, 2016 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/13/16)

NAV	28.04%	7.82%	8.65%

MSCI USA Index	38.40%	15.27%	14.36%

MSCI USA Value Index	31.80%	10.16%	9.46%

Nuveen ESG USA Large-Cap Value Index	28.49%	8.16%	9.01%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,694,495,505

Total number of portfolio holdings	105

Portfolio turnover (%)	47%

Total management fees paid for the year	$3,962,191

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA and Darren Tran, CFA were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or upon request at (800) 257-8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67092P300_AR_1024 4015304-INV-Y-12/25

3

Annual Shareholder Report October 31, 2024

Nuveen ESG Mid‑Cap Growth ETF
NUMG/Cboe BZX Exchange, Inc.

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG Mid‑Cap Growth ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Mid‑Cap Growth ETF	$36	0.31%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG Mid‑Cap Growth ETF (NUMG)’s total return at net asset value (NAV) was 30.07% for the 12 months ended October 31, 2024. The Fund’s custom index, the Nuveen ESG USA Mid‑Cap Growth Index, returned 30.46%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process, which utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

•  During the reporting period, the Fund’s custom index significantly underperformed the Fund’s base index, the MSCI USA Mid‑Growth Index, which returned 38.71%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

•  Top contributors to the custom index’s relative performance

»   An overweight to Axon Enterprise Inc.

»   A lack of exposure to BioMarin Pharmaceuticals Inc.

»   An overweight to DaVita Inc.

•  Top detractors from the custom index’s relative performance

»   Stock selection in the information technology sector, including a lack of exposure to Palantir Technologies Inc. and AppLovin Corp.

»   Stock selection in the financials sector, including a lack of exposure to Coinbase Global, Inc. and an overweight to MarketAxess Holdings Inc.

»   A lack of exposure to Vertiv Holdings Co.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 13, 2016 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/13/16)

NAV	30.07%	9.75%	10.73%

MSCI USA Index	38.40%	15.27%	14.36%

MSCI USA Mid‑Cap Growth Index	38.71%	13.04%	12.74%

Nuveen ESG USA Mid‑Cap Growth Index	30.46%	10.12%	11.13%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$400,608,219

Total number of portfolio holdings	45

Portfolio turnover (%)	78%

Total management fees paid for the year	$1,157,986

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA and Darren Tran, CFA were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P409_AR_1024 4015303‑INV‑Y‑12/25

3

Annual Shareholder Report October 31, 2024

Nuveen ESG Mid-Cap Value ETF
NUMV/Cboe BZX Exchange, Inc.

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG Mid-Cap Value ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Mid-Cap Value ETF	$37	0.31%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG Mid-Cap Value ETF (NUMV)’s total return at net asset value (NAV) was 36.20% for the 12 months ended October 31, 2024. The Fund’s custom index, the Nuveen ESG USA Mid-Cap Value Index, returned 36.71%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•  During the reporting period, the Fund’s custom index outperformed the Fund’s base index, the MSCI USA Mid-Value Index, which returned 35.09%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

•  Top contributors to the custom index’s relative performance

»   An underweight to and stock selection within energy, led by a lack of exposure to Coterra Energy Inc. and APA Corporation.

»   Stock selection within real estate, led by overweights to Iron Mountain, Inc. and BXP Inc.

»   Stock selection in financials, led by overweights to Robinhood Markets, Inc and Regions Financial Corporation.

•  Top detractors from the custom index’s relative performance

»   Stock selection in the consumer discretionary sector, including overweights to LKQ Corporation and Vail Resorts, Inc.

»   An underweight to and stock selection in utilities, including a lack of exposure to Vistra Corp. and Constellation Energy Corporation.

»   Stock selection in health care, including overweights to Steris plc and Jazz Pharmaceuticals.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 13, 2016 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/13/16)

NAV	36.20%	7.77%	7.71%

MSCI USA Index	38.40%	15.27%	14.36%

MSCI USA Mid-Cap Value Index	35.09%	8.67%	8.22%

Nuveen ESG USA Mid-Cap Value Index	36.71%	8.13%	8.10%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$365,080,533

Total number of portfolio holdings	92

Portfolio turnover (%)	51%

Total management fees paid for the year	$1,023,282

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA and Darren Tran, CFA were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or upon request at (800) 257-8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67092P508_AR_1024 4015302-INV-Y-12/25

3

Annual Shareholder Report October 31, 2024

Nuveen ESG Small‑Cap ETF
NUSC/Cboe BZX Exchange, Inc.

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen ESG Small‑Cap ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Small‑Cap ETF	$36	0.31%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG Small‑Cap ETF (NUSC)’s total return at net asset value (NAV) was 31.69% for the 12 months ended October 31, 2024. The Fund’s custom index, the Nuveen ESG USA Small‑Cap Index, returned 32.13%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•  During the reporting period, the Fund’s custom index underperformed the Fund’s base index, the MSCI USA Small‑Cap Index, which returned 33.89%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

•  Top contributors to the custom index’s relative performance

»   An underweight to and stock selection within energy, led by a lack of exposure to Range Resources Corporation and Murphy Oil Corporation.

»   Stock selection in financials, led by overweights to Jackson Financial Incorporation and East West Bancorp, Inc.

»   Stock selection in consumer staples, led by overweight positions in Freshpet Inc and US Foods Holding Corp.

•  Top detractors from the custom index’s relative performance

»   Stock selection in the industrials sector, led by overweights to Core & Main, Inc. and Plug Power Inc.

»   Stock selection in consumer discretionary, led by a lack of exposure to Carvana Co. and an overweight to Mattel, Inc.

»   Stock selection in information technology, led by a lack of exposure to MicroStrategy Incorporated and an overweight to Rambus inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (December 13, 2016 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/13/16)

NAV	31.69%	9.66%	9.01%

MSCI USA Index	38.40%	15.27%	14.36%

MSCI USA Small‑Cap Index	33.89%	10.41%	9.48%

Nuveen ESG USA Small‑Cap Index	32.13%	9.98%	9.38%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$1,209,134,336

Total number of portfolio holdings	511

Portfolio turnover (%)	45%

Total management fees paid for the year	$3,343,361

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA and Darren Tran, CFA were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P607_AR_1024 4015301‑INV‑Y‑12/25

4

Annual Shareholder Report October 31, 2024

Nuveen Dividend Growth ETF
NDVG/NYSE Arca

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Dividend Growth ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Dividend Growth ETF	$75	0.65%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Growth ETF returned 31.80% for Common Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the S&P 500 Index, which returned 38.02%.

•  Top contributors to relative performance

»   An overweight to Broadcom Inc.

»   An overweight to American Express Company.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including a lack of exposure to NVIDIA Corporation.

»   Security selection and an underweight to the communication services sector, including a lack of exposure to Meta Platforms Inc. and an overweight to Comcast Corporation.

»   An overweight to Elevance Health Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 4, 2021 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception (8/4/21)

NAV	31.80%	9.76%

S&P 500® Index	38.02%	10.01%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$11,341,709

Total number of portfolio holdings	42

Portfolio turnover (%)	10%

Total management fees paid for the year	$73,500

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P821_AR_1024 4015300‑INV‑Y‑12/25

4

Annual Shareholder Report October 31, 2024

Nuveen Growth Opportunities ETF
NUGO/NYSE Arca

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Growth Opportunities ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Growth Opportunities ETF	$69	0.56%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Growth Opportunities ETF returned 47.47% for Common Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell 1000 Growth Index, which returned 43.77%.

•  Top contributors to relative performance

»   Security selection and an overweight in the information technology sector, led by overweights to NVIDIA Corporation and Broadcom Inc.

»   Security selection in the communication services sector, led by an overweight to Meta Platforms Inc.

»   Security selection in the consumer staples sector, led by an overweight to Costco Wholesale Corporation.

•  Top detractors from relative performance

»   An overweight to DexCom Inc.

»   Security selection in the energy sector, including an out‑of‑benchmark position in EOG Resources, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (September 27, 2021 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception (9/27/21)

NAV	47.47%	9.03%

Russell 1000® Index	38.07%	9.14%

Russell 1000® Growth Index	43.77%	10.19%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$2,750,826,793

Total number of portfolio holdings	41

Portfolio turnover (%)	22%

Total management fees paid for the year	$15,676,478

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P797_AR_1024 4015299‑INV‑Y‑12/25

3

Annual Shareholder Report October 31, 2024

Nuveen Small Cap Select ETF
NSCS/NYSE Arca

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Small Cap Select ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Small Cap Select ETF	$100	0.86%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Select ETF returned 33.38% for Common Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 2000 Index, which returned 34.07%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by overweights to Q2 Holdings, Inc., Semtech Corporation and Commvault Systems, Inc.

»   Security selection in the financials sector, led by an out‑of‑benchmark position in Evercore Inc. and an overweight to Piper Sandler Companies.

»   Security selection in the industrials sector, led by overweights to Atmus Filtration Technologies, Inc. and SPX Technologies, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including overweights to Dana Incorporated, Arhaus, Inc. and Topgolf Callaway Brands Corp.

»   An overweight to Array Technologies Inc. in the industrials sector.

»   Security selection in the health care sector, including overweights to AtriCure, Inc., Option Care Health Inc. and SI‑BONE, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 4, 2021 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception (8/4/21)

NAV	33.38%	3.33%

Russell 3000® Index	37.86%	8.62%

Russell 2000® Index	34.07%	1.43%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$7,460,445

Total number of portfolio holdings	87

Portfolio turnover (%)	49%

Total management fees paid for the year	$57,305

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

3	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P839_AR_1024 4015298‑INV‑Y‑12/25

4

Annual Shareholder Report October 31, 2024

Nuveen Winslow Large-Cap Growth ESG ETF
NWLG/NYSE Arca

Annual Shareholder Report
This annual shareholder report contains important information about the Nuveen Winslow Large-Cap Growth ESG ETF for the period of November 1, 2023 to October 31, 2024. You can find additional information at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Winslow Large-Cap Growth ESG ETF	$80	0.65%
* Annualized for period less than one year.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Winslow Large-Cap Growth ESG ETF returned 46.37% for Common Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell 1000 Growth Index, which returned 43.77%.

•  Top contributors to relative performance

»   Security selection in the consumer discretionary sector, led by an overweight to MercadoLibre, Inc. and a lack of exposure to Tesla, Inc.

»   Security selection in the health care sector, led by an overweight to Intuitive Surgical, Inc.

»   Security selection in the industrials sector, led by an overweight to Trane Technologies plc.

•  Top detractors from relative performance

»   Underweight and stock selection in the communication services sector, including a lack of exposure to Meta Platforms Inc and an underweight to Netflix, Inc.

»   Stock selection in the information technology sector, including an out-of-benchmark position in ASML Holding NV and an overweight to Workday, Inc.

1	continued>>

How did the Fund perform over the period since inception?
Performance data shown represents past performance and does not predict or guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Fund Performance (August 4, 2021 through October 31, 2024) Initial Investment of $10,000

Average Annual Total Returns

	1‑Year	Since Inception (8/04/21)

NAV	46.37%	7.78%

Russell 1000® Index	38.07%	9.06%

Russell 1000® Growth Index	43.77%	10.03%
Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257-8787.

2	continued>>

Fund Statistics (as of October 31, 2024)

Fund net assets	$9,241,915

Total number of portfolio holdings	41

Portfolio turnover (%)	57%

Total management fees paid for the year	$49,004

What did the Fund invest in? (as of October 31, 2024)

How has the Fund changed?

•
Portfolio Manager Updates: Effective June 18, 2024, Calvin Bohman was added as a portfolio manager of the Fund. Effective September 30, 2024, Stephan Petersen retired from Winslow Capital Management and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or upon request at (800) 257-8787.

Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257-8787.

67092P847_AR_1024 4015284-INV-Y-12/25

3

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. Upon request, a copy of the registrant’s code of ethics is available without charge by calling 800-257-8787.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) had determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The members of the registrant’s audit committee that have been designated as audit committee financial experts are Joseph A. Boateng, Albin F. Moschner, John K. Nelson, Loren M. Starr and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Mr. Boateng has served as the Chief Investment Officer for Casey Family Programs since 2007. He was previously Director of U.S. Pension Plans for Johnson & Johnson from 2002-2006. Mr. Boateng is a board member of the Lumina Foundation and Waterside School, an emeritus board member of Year Up Puget Sound, member of the Investment Advisory Committee and former Chair for the Seattle City Employees’ Retirement System, and an Investment Committee Member for The Seattle Foundation. Mr. Boateng previously served on the Board of Trustees for the College Retirement Equities Fund (2018-2023) and on the Management Committee for TIAA Separate Account VA-1 (2019-2023).

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson formerly served on the Board of Directors of Core12, LLC from 2008 to 2023, a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Starr was Vice Chair, Senior Managing Director from 2020 to 2021, and Chief Financial Officer, Senior Managing Director from 2005 to 2020, for Invesco Ltd. Mr. Starr is also a Director and member of the Audit Committee for AMG. He is former Chair and member of the Board of Directors, Georgia Leadership Institute for School Improvement (GLISI); former Chair and member of the Board of Trustees, Georgia Council on Economic Education (GCEE). Mr. Starr previously served on the Board of Trustees for the College Retirement Equities Fund and on the Management Committee for TIAA Separate Account VA-1 (2022-2023).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

Item 4.	Principal Accountant Fees and Services.

The following tables show the amount of fees that KPMG LLP, the Funds’ auditor, billed to the Funds during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that KPMG LLP provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The pre-approval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chair (or, in his absence, any other member of the Audit Committee).

Fiscal Year Ended October 31, 2024	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen ESG International Developed Markets Equity ETF	$22,800	$0	$0	$0

Nuveen ESG Dividend ETF	$17,100	$0	$0	$0

Nuveen ESG Emerging Markets Equity ETF	$22,800	$0	$0	$0

Nuveen ESG Large-Cap ETF	$17,100	$0	$0	$0

Nuveen ESG Large-Cap Growth ETF	$17,100	$0	$0	$0

Nuveen ESG Large-Cap Value ETF	$17,100	$0	$0	$0

Nuveen ESG Mid-Cap Growth ETF	$17,100	$0	$0	$0

Nuveen ESG Mid-Cap Value ETF	$17,100	$0	$0	$0

Nuveen ESG Small-Cap ETF	$17,100	$0	$0	$0

Nuveen Dividend Growth ETF	$17,100	$0	$0	$0

Nuveen Small Cap Select ETF	$17,100	$0	$0	$0

Nuveen Growth Opportunities ETF	$20,000	$0	$0	$0

Nuveen Winslow Large-Cap Growth ESG ETF	$17,100	$0	$0	$0

Total	$236,600	$0	$0	$0

1	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
2	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
3	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
Fiscal Year Ended October 31, 2024	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen ESG International Developed Markets Equity ETF	0%	0%	0%	0%

Nuveen ESG Dividend ETF	0%	0%	0%	0%

Nuveen ESG Emerging Markets Equity ETF	0%	0%	0%	0%

Nuveen ESG Large-Cap ETF	0%	0%	0%	0%

Nuveen ESG Large-Cap Growth ETF	0%	0%	0%	0%

Nuveen ESG Large-Cap Value ETF	0%	0%	0%	0%

Nuveen ESG Mid-Cap Growth ETF	0%	0%	0%	0%

Nuveen ESG Mid-Cap Value ETF	0%	0%	0%	0%

Nuveen ESG Small-Cap ETF	0%	0%	0%	0%

Nuveen Dividend Growth ETF	0%	0%	0%	0%

Nuveen Small Cap Select ETF	0%	0%	0%	0%

Nuveen Growth Opportunities ETF	0%	0%	0%	0%

Nuveen Winslow Large-Cap Growth ESG ETF	0%	0%	0%	0%

Fiscal Year Ended October 31, 2023	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Nuveen ESG International Developed Markets Equity ETF	$24,000	$0	$0	$0

Nuveen ESG Dividend ETF	$18,000	$0	$0	$0

Nuveen ESG Emerging Markets Equity ETF	$24,000	$0	$0	$0

Nuveen ESG Large-Cap ETF	$18,000	$0	$0	$0

Nuveen ESG Large-Cap Growth ETF	$18,000	$0	$0	$0

Nuveen ESG Large-Cap Value ETF	$18,000	$0	$0	$0

Nuveen ESG Mid-Cap Growth ETF	$18,000	$0	$0	$0

Nuveen ESG Mid-Cap Value ETF	$18,000	$0	$0	$0

Nuveen ESG Small-Cap ETF	$18,000	$0	$0	$0

Nuveen Dividend Growth ETF	$18,000	$0	$0	$0

Nuveen Small Cap Select ETF	$18,000	$0	$0	$0

Nuveen Growth Opportunities ETF	$21,000	$0	$0	$0

Nuveen Winslow Large-Cap Growth ESG ETF	$18,000	$0	$0	$0

Fiscal Year Ended October 31, 2023	Audit Fees Billed to Funds[1]	Audit-Related Fees Billed to Funds[2]	Tax Fees Billed to Funds[3]	All Other Fees Billed to Funds[4]
Total	$249,000	$0	$0	$0

1	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
2	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
3	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
4	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
Fiscal Year Ended October 31, 2023	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Nuveen ESG International Developed Markets Equity ETF	0%	0%	0%	0%

Nuveen ESG Dividend ETF	0%	0%	0%	0%

Nuveen ESG Emerging Markets Equity ETF	0%	0%	0%	0%

Nuveen ESG Large-Cap ETF	0%	0%	0%	0%

Nuveen ESG Large-Cap Growth ETF	0%	0%	0%	0%

Nuveen ESG Large-Cap Value ETF	0%	0%	0%	0%

Nuveen ESG Mid-Cap Growth ETF	0%	0%	0%	0%

Nuveen ESG Mid-Cap Value ETF	0%	0%	0%	0%

Nuveen ESG Small-Cap ETF	0%	0%	0%	0%

Nuveen Dividend Growth ETF	0%	0%	0%	0%

Nuveen Small Cap Select ETF	0%	0%	0%	0%

Nuveen Growth Opportunities ETF	0%	0%	0%	0%

Nuveen Winslow Large-Cap Growth ESG ETF	0%	0%	0%	0%

Fiscal Year Ended October 31, 2024	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nushares ETF Trust	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended October 31, 2023	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nushares ETF Trust	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended October 31, 2024	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen ESG International Developed Markets Equity ETF	$0	$0	$0	$0

Nuveen ESG Dividend ETF	$0	$0	$0	$0

Nuveen ESG Emerging Markets Equity ETF	$0	$0	$0	$0

Nuveen ESG Large-Cap ETF	$0	$0	$0	$0

Nuveen ESG Large-Cap Growth ETF	$0	$0	$0	$0

Nuveen ESG Large-Cap Value ETF	$0	$0	$0	$0

Nuveen ESG Mid-Cap Growth ETF	$0	$0	$0	$0

Nuveen ESG Mid-Cap Value ETF	$0	$0	$0	$0

Nuveen ESG Small-Cap ETF	$0	$0	$0	$0

Nuveen Dividend Growth ETF	$0	$0	$0	$0

Nuveen Small Cap Select ETF	$0	$0	$0	$0

Nuveen Growth Opportunities ETF	$0	$0	$0	$0

Nuveen Winslow Large-Cap Growth ESG ETF	$0	$0	$0	$0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended October 31, 2023	Total Non-Audit Fees Billed to Fund	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees Billed to Adviser and Affiliated Fund Service Providers (all other engagements)	Total
Nuveen ESG International Developed Markets Equity ETF	$0	$0	$0	$0

Nuveen ESG Dividend ETF	$0	$0	$0	$0

Nuveen ESG Emerging Markets Equity ETF	$0	$0	$0	$0

Nuveen ESG Large-Cap ETF	$0	$0	$0	$0

Nuveen ESG Large-Cap Growth ETF	$0	$0	$0	$0

Nuveen ESG Large-Cap Value ETF	$0	$0	$0	$0

Nuveen ESG Mid-Cap Growth ETF	$0	$0	$0	$0

Nuveen ESG Mid-Cap Value ETF	$0	$0	$0	$0

Nuveen ESG Small-Cap ETF	$0	$0	$0	$0

Nuveen Dividend Growth ETF	$0	$0	$0	$0

Nuveen Small Cap Select ETF	$0	$0	$0	$0

Nuveen Growth Opportunities ETF	$0	$0	$0	$0

Nuveen Winslow Large-Cap Growth ESG ETF	$0	$0	$0	$0

Total	$0	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

Item 4(i) and Item 4(j) are not applicable to the registrant.

Item 5.	Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (the “Exchange Act”). The registrant’s Board has a separately designated Audit Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Joseph A. Boateng, Albin F. Moschner, John K. Nelson, Chair, Loren M. Starr, Margaret L. Wolff and Robert L. Young.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 7. Financial Statements and Financial
Highlights for Open-End Management
Investment Companies

Report of Independent Registered
Public Accounting Firm
To the Shareholders and Board of Trustees
Nushares ETF Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Funds listed in Appendix A (the Funds), including the portfolios of investments, as of October 31, 2024, the related statements of operations and changes in net assets for the Funds and periods listed in Appendix A, and the related notes (collectively, the financial statements)
and the financial highlights for the Funds and periods listed in Appendix A. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2024, the results of their operations and the changes in their net assets for periods listed in Appendix A, and the financial highlights for the Funds and periods listed in Appendix A, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2024, by correspondence with custodians and brokers;
when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the auditor of one or more Nuveen investment companies since 2014.
Chicago, Illinois
December 26, 2024

Appendix A
Nushares ETF Trust
For the year ended October 31, 2024 (statement of operations); for each of the years in the two-year period ended
October 31, 2024 (Statement of changes in net assets); for each of the years in the three-year period ended October
31, 2024, and the period September 27, 2021 (commencement of operations) through October 31, 2021 (financial highlights):
Nuveen ESG Dividend ETF
Nuveen Growth Opportunities ETF
For the year ended October 31, 2024 (statement of operations); for each of the years in the two- year period ended
October 31, 2024 (statement of changes in net assets); for each of the years in the five-year period ended October
31, 2024 (financial highlights):
Nuveen ESG Emerging Markets Equity ETF
Nuveen ESG International Developed Markets Equity ETF
Nuveen ESG Large Cap ETF
Nuveen ESG Large-Cap Growth ETF
Nuveen ESG Large-Cap Value ETF
Nuveen ESG Mid-Cap Growth ETF
Nuveen ESG Mid-Cap Value ETF
Nuveen ESG Small-Cap ETF
For the year ended October 31, 2024 (statement of operations); for each of the years in the two-year period ended
October 31, 2024 (statement of changes in net assets); for each of the years in the three-year period ended October
31, 2024, and the period August 4, 2021 (commencement of operations) through October 31, 2021 (financial highlights):
Nuveen Dividend Growth ETF
Nuveen Small Cap Select ETF
Nuveen Winslow Large-Cap Growth ESG ETF

Portfolio of Investments October 31, 2024
NUDV
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 3.7%
4,422 Comcast Corp, Class A $ 193,109
333 Fox Corp, Class B 12,974
872 Interpublic Group of Cos Inc/The 25,637
1,374 Paramount Global 15,031
4,424 Verizon Communications Inc 186,383
TOTAL COMMUNICATION SERVICES 433,134
CONSUMER DISCRETIONARY - 6.5%
490 Bath & Body Works Inc 13,906
479 Best Buy Co Inc 43,316
134 Dick's Sporting Goods Inc 26,230
466 Ferguson Enterprises Inc 91,681
613 Home Depot Inc/The 241,369
616 LKQ Corp 22,663
718 Lowe's Cos Inc 187,994
90 Pool Corp 32,547
249 Tractor Supply Co 66,112
297 Williams-Sonoma Inc 39,837
TOTAL CONSUMER DISCRETIONARY 765,655
CONSUMER STAPLES - 11.5%
1,143 Archer-Daniels-Midland Co 63,105
327 Bunge Global SA 27,474
449 Campbell Soup Co 20,946
287 Clorox Co/The 45,504
2,982 Coca-Cola Co/The 194,754
1,551 Colgate-Palmolive Co 145,344
1,103 Conagra Brands Inc 31,921
696 Hormel Foods Corp 21,263
632 Kellanova 50,971
2,504 Keurig Dr Pepper Inc 82,507
778 Kimberly-Clark Corp 104,392
1,473 Kraft Heinz Co/The 49,286
1,584 Kroger Co/The 88,340
333 Lamb Weston Holdings Inc 25,871
583 McCormick & Co Inc/MD 45,614
1,119 PepsiCo Inc 185,843
1,069 Target Corp 160,393
TOTAL CONSUMER STAPLES 1,343,528
ENERGY - 2.0%
2,318 Baker Hughes Co 88,269
375 HF Sinclair Corp 14,479
1,349 ONEOK Inc 130,691
TOTAL ENERGY 233,439
FINANCIALS - 23.7%
1,247 Aflac Inc 130,673
635 Ally Financial Inc 22,257
120 Assurant Inc 23,004
5,276 Bank of America Corp 220,642
1,704 Bank of New York Mellon Corp/The 128,413
882 Capital One Financial Corp 143,581
2,745 Citigroup Inc 176,147
582 Discover Financial Services 86,386
751 Equitable Holdings Inc 34,050
1,286 Fidelity National Information Services Inc 115,393
1,581 Fifth Third Bancorp 69,058
358 Goldman Sachs Group Inc/The 185,369
685 Hartford Financial Services Group Inc/The 75,651
1,729 Huntington Bancshares Inc/OH 26,955
745 Marsh & McLennan Cos Inc 162,589
1,397 MetLife Inc 109,553

SHARES   DESCRIPTION VALUE
FINANCIALS (continued)
1,684 Morgan Stanley $ 195,765
472 Northern Trust Corp 47,446
904 PNC Financial Services Group Inc/The 170,196
542 Principal Financial Group Inc 44,661
830 Prudential Financial Inc 101,658
2,114 Regions Financial Corp 50,461
690 State Street Corp 64,032
912 Synchrony Financial 50,288
529 Travelers Cos Inc/The 130,102
898 Truist Financial Corp 38,659
3,590 US Bancorp 173,433
TOTAL FINANCIALS 2,776,422
HEALTH CARE - 12.0%
554 Amgen Inc 177,369
3,353 Bristol-Myers Squibb Co 186,997
562 Cardinal Health Inc 60,988
477 Cigna Group/The 150,164
2,177 Gilead Sciences Inc 193,361
1,438 Johnson & Johnson 229,879
1,808 Merck & Co Inc 184,995
6,198 Pfizer Inc 175,403
256 Quest Diagnostics Inc 39,636
TOTAL HEALTH CARE 1,398,792
INDUSTRIALS - 15.6%
1,231 3M Co 158,146
201 Allegion plc 28,066
628 Automatic Data Processing Inc 181,643
273 Broadridge Financial Solutions Inc 57,565
523 Caterpillar Inc 196,753
271 CH Robinson Worldwide Inc 27,924
2,037 CNH Industrial NV 22,875
316 Cummins Inc 103,958
439 Deere & Co 177,659
538 FedEx Corp 147,331
175 IDEX Corp 37,562
648 Illinois Tool Works Inc 169,212
1,562 Johnson Controls International plc 118,009
200 Owens Corning 35,358
749 Paychex Inc 104,358
263 Rockwell Automation Inc 70,145
240 Toro Co/The 19,315
1,262 United Parcel Service Inc, Class B 169,184
TOTAL INDUSTRIALS 1,825,063
INFORMATION TECHNOLOGY - 9.9%
3,742 Cisco Systems Inc 204,949
3,001 Hewlett Packard Enterprise Co 58,489
2,261 HP Inc 80,311
7,714 Intel Corp 166,005
933 International Business Machines Corp 192,870
750 Juniper Networks Inc 29,175
477 NetApp Inc 55,003
591 NXP Semiconductors NV 138,590
462 Seagate Technology Holdings PLC 46,371
905 Texas Instruments Inc 183,860
TOTAL INFORMATION TECHNOLOGY 1,155,623
MATERIALS - 2.8%
185 Avery Dennison Corp 38,301
590 International Flavors & Fragrances Inc 58,664
2,672 Newmont Corp 121,416
542 PPG Industries Inc 67,484

Portfolio of Investments October 31, 2024
(continued)
NUDV

SHARES   DESCRIPTION VALUE
MATERIALS (continued)
345 Steel Dynamics Inc $ 45,022
TOTAL MATERIALS 330,887
REAL ESTATE - 9.0%
749 American Tower Corp 159,941
328 AvalonBay Communities Inc 72,688
344 BXP Inc 27,713
1,005 Crown Castle Inc 108,027
192 Equinix Inc 174,351
1,625 Healthpeak Properties Inc 36,481
678 Iron Mountain Inc 83,889
366 Public Storage 120,436
406 Regency Centers Corp 29,005
248 SBA Communications Corp 56,909
1,351 Welltower Inc 182,223
TOTAL REAL ESTATE 1,051,663
UTILITIES - 3.1%
450 American Water Works Co Inc 62,150
349 Atmos Energy Corp 48,434
799 Consolidated Edison Inc 81,242
600 Essential Utilities Inc 23,160
817 Eversource Energy 53,800
2,310 Exelon Corp 90,783
TOTAL UTILITIES 359,569
TOTAL COMMON STOCKS
(Cost $10,973,670) 11,673,775
TOTAL LONG-TERM INVESTMENTS
(Cost $10,973,670) 11,673,775
OTHER ASSETS & LIABILITIES, NET - 0.2% 28,153
NET ASSETS - 100% $ 11,701,928
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
See Notes to Financial Statements

Portfolio of Investments October 31, 2024
NUEM
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.6%
COMMON STOCKS - 100.6%
COMMUNICATION SERVICES - 10.7%
114,943 America Movil SAB de CV $ 90,699
24,100 Autohome Inc, ADR 677,210
267,964 Bharti Airtel Ltd 5,138,994
1,305 CD Projekt SA 52,337
153,600 (a) China Ruyi Holdings Ltd 37,736
17,098 Chunghwa Telecom Co Ltd 65,105
101,453 Emirates Telecommunications Group Co PJSC 489,449
4,007 Hellenic Telecommunications Organization SA 65,992
25,768 Info Edge India Ltd 2,280,259
29,000 Jiangsu Phoenix Publishing & Media Corp Ltd, Class A 41,011
112,409 Kakao Corp 3,009,792
95,530 Kanzhun Ltd 1,389,962
113,987 Kingsoft Corp Ltd 394,403
10,404 (a),(b) Krafton Inc 2,495,452
704,874 (a),(b) Kuaishou Technology 4,161,571
709,463 Mobile Telecommunications Co KSCP 1,054,826
188,071 NetEase Inc 2,994,854
289,555 Ooredoo QPSC 909,780
246,262 Saudi Telecom Co 2,763,784
19,357 SK Telecom Co Ltd 795,320
43,155 Telefonica Brasil SA 392,430
145,900 Tencent Music Entertainment Group, ADR 1,623,867
TOTAL COMMUNICATION SERVICES 30,924,833
CONSUMER DISCRETIONARY - 15.0%
86,604 (a),(b) Allegro.eu SA 758,827
40,421 ANTA Sports Products Ltd 431,277
121,029 BYD Co Ltd 4,380,732
38,020 BYD Co Ltd, Class A 1,563,877
5,083 China Tourism Group Duty Free Corp Ltd, Class A 48,371
441,474 Chow Tai Fook Jewellery Group Ltd 417,942
19,998 Coway Co Ltd 912,952
8,954 Eicher Motors Ltd 521,211
60,014 (a) Falabella SA 215,417
460 (a),(c) FF Group 5
176,499 Great Wall Motor Co Ltd 280,604
123,892 Haier Smart Home Co Ltd 450,189
18,232 Hero MotoCorp Ltd 1,081,859
5,066 Indian Hotels Co Ltd/The 40,770
222,164 JD.com Inc, Class A 4,443,623
1,387 JUMBO SA 36,892
38,520 LG Electronics Inc 2,498,217
50,918 (a) Li Auto Inc, Class A 703,410
57 LPP SA 206,344
105,921 Mahindra & Mahindra Ltd 3,437,075
335,600 (a),(b) Meituan, Class B 7,878,036
74,100 Midea Group Co Ltd, Class A 742,471
13,164 Naspers Ltd 3,085,625
169,992 (b) Pop Mart International Group Ltd 1,541,526
360,604 PTT Oil & Retail Business PCL 164,567
16,551 Titan Co Ltd 643,065
43,304 Trent Ltd 3,671,065
68,779 Vipshop Holdings Ltd, ADR 993,169
832,684 (a) Zomato Ltd 2,393,987
TOTAL CONSUMER DISCRETIONARY 43,543,105
CONSUMER STAPLES - 4.4%
420,378 (a) Alibaba Health Information Technology Ltd 212,503
632 Amorepacific Corp 53,400
2,973 CJ CheilJedang Corp 591,369
176,130 Fomento Economico Mexicano SAB de CV 1,707,413
108,186 Hindustan Unilever Ltd 3,252,865

Portfolio of Investments October 31, 2024
(continued)
NUEM

SHARES   DESCRIPTION VALUE
CONSUMER STAPLES (continued)
241 LG H&H Co Ltd $ 57,892
293,540 (b) Nongfu Spring Co Ltd 1,091,185
99,772 Raia Drogasil SA 419,512
59,374 Tata Consumer Products Ltd 707,909
381,528 Varun Beverages Ltd 2,712,192
756,661 Wal-Mart de Mexico SAB de CV 2,077,834
TOTAL CONSUMER STAPLES 12,884,074
ENERGY - 1.9%
142,380 Empresas Copec SA 898,918
103,610 Offshore Oil Engineering Co Ltd, Class A 78,785
217,998 Qatar Fuel QSC 917,855
16,473 S-Oil Corp 683,988
449,510 Thai Oil PCL 546,152
349,486 Turkiye Petrol Rafinerileri AS 1,473,762
262,172 Ultrapar Participacoes SA 946,106
TOTAL ENERGY 5,545,566
FINANCIALS - 22.9%
29,642 Abu Dhabi Commercial Bank PJSC 72,148
74,091 Abu Dhabi Islamic Bank PJSC 254,165
7,017,033 Agricultural Bank of China Ltd 3,447,863
1,258,464 Agricultural Bank of China Ltd, Class A 835,109
117,021 Al Rajhi Bank 2,741,925
32,574 Axis Bank Ltd 449,196
1,118,674 B3 SA - Brasil Bolsa Balcao 2,052,311
171,900 Banco Bradesco SA 378,321
422,645 Banco Bradesco SA 1,049,174
624,111 Banco do Brasil SA 2,838,755
5,168,167 Bank Central Asia Tbk PT 3,375,197
229,010 Cathay Financial Holding Co Ltd 492,472
8,017,656 China Construction Bank Corp 6,218,675
205,998 China Construction Bank Corp, Class A 229,180
958,484 China Merchants Bank Co Ltd 4,684,914
45,038 China Merchants Bank Co Ltd, Class A 236,063
260,028 CITIC Securities Co Ltd 720,776
266,300 CITIC Securities Co Ltd, Class A 1,050,577
165,172 Commercial International Bank - Egypt (CIB) 269,944
3,799 Credicorp Ltd 699,510
977,652 CTBC Financial Holding Co Ltd 1,095,434
205,053 Eurobank Ergasias Services and Holdings SA 420,742
803,653 FirstRand Ltd 3,504,618
1,149,272 Fubon Financial Holding Co Ltd 3,256,989
17,952 Hana Financial Group Inc 779,221
279,371 HDFC Bank Ltd 5,766,748
12,093 (b) HDFC Life Insurance Co Ltd 103,569
114,529 Huatai Securities Co Ltd, Class A 283,276
25,376 (b) ICICI Prudential Life Insurance Co Ltd 223,623
7,455,325 Industrial & Commercial Bank of China Ltd 4,468,745
745,480 Industrial & Commercial Bank of China Ltd, Class A 631,705
22,104 Industrial Bank Co Ltd, Class A 56,688
3,085 KakaoBank Corp 48,399
49,559 KB Financial Group Inc 3,242,882
126,016 Kotak Mahindra Bank Ltd 2,594,316
544,285 Malayan Banking Bhd 1,305,091
36,574 Piraeus Financial Holdings SA 136,511
86,216 Powszechna Kasa Oszczednosci Bank Polski SA 1,200,253
1,547,636 Public Bank Bhd 1,562,126
28,934 Samsung Life Insurance Co Ltd 2,128,117
43,865 Sanlam Ltd 217,663
27,973 Shinhan Financial Group Co Ltd 1,039,866
25,895 Standard Bank Group Ltd 353,801
96,028 Yapi ve Kredi Bankasi AS 68,555
TOTAL FINANCIALS 66,585,213

SHARES   DESCRIPTION VALUE
HEALTH CARE - 3.5%
399,900 Bangkok Dusit Medical Services PCL $ 328,855
33,852 (a) BeiGene Ltd 530,352
28,500 Beijing Tong Ren Tang Co Ltd, Class A 158,337
53,300 Chongqing Zhifei Biological Products Co Ltd, Class A 212,217
11,721 Cipla Ltd/India 216,302
15,151 Dr Sulaiman Al Habib Medical Services Group Co 1,154,569
338,888 (b) Hansoh Pharmaceutical Group Co Ltd 790,727
771,259 IHH Healthcare Bhd 1,276,919
32,336 (a),(b) Innovent Biologics Inc 140,584
139,600 Jiangsu Hengrui Pharmaceuticals Co Ltd, Class A 912,668
7,700 (b) Rede D'Or Sao Luiz SA 39,054
16,201 Richter Gedeon Nyrt 466,962
4,600 Shenzhen Mindray Bio-Medical Electronics Co Ltd, Class A 172,052
717,473 Sino Biopharmaceutical Ltd 325,772
7,809 Torrent Pharmaceuticals Ltd 297,427
30,678 (b) WuXi AppTec Co Ltd 204,010
253,925 (a),(b) Wuxi Biologics Cayman Inc 533,692
20,445 Yuhan Corp 2,054,871
9,240 Zhangzhou Pientzehuang Pharmaceutical Co Ltd, Class A 303,793
TOTAL HEALTH CARE 10,119,163
INDUSTRIALS - 7.6%
2,414 ABB India Ltd 213,289
1,541,148 Airports of Thailand PCL 2,797,313
41,980 Ayala Corp 498,472
393,038 Bharat Electronics Ltd 1,331,687
62,761 Contemporary Amperex Technology Co Ltd, Class A 2,165,864
16,801 Doosan Bobcat Inc 456,549
43,000 (a) Embraer SA 360,119
286,072 (a) GMR Airports Infrastructure Ltd 269,857
21,487 Grupo Aeroportuario del Sureste SAB de CV, Class B 573,927
6,020 Havells India Ltd 117,298
3,903 HD Hyundai Electric Co Ltd 926,255
14,480 Hyundai Engineering & Construction Co Ltd 292,748
717,473 (a),(b) JD Logistics Inc 1,458,128
46,000 Kuang-Chi Technologies Co Ltd, Class A 274,276
17,359 Metlen Energy & Metals SA 604,194
228,363 Rumo SA 785,044
8,610 (a) Samsung E&A Co Ltd 111,431
105,872 SF Holding Co Ltd, Class A 663,348
10,648 Shanghai M&G Stationery Inc, Class A 43,322
30,104 Siemens Ltd 2,497,608
33,218 (a) SK Square Co Ltd 2,041,222
80,056 SM Investments Corp 1,296,381
5,006 Sungrow Power Supply Co Ltd, Class A 63,644
942,112 (a) Suzlon Energy Ltd 750,115
28,812 (a) Turk Hava Yollari AO 228,965
702,292 Weichai Power Co Ltd 1,064,134
146,800 Weichai Power Co Ltd, Class A 274,947
TOTAL INDUSTRIALS 22,160,137
INFORMATION TECHNOLOGY - 21.3%
1,047,898 Acer Inc 1,322,955
847,000 ASE Technology Holding Co Ltd 4,150,406
74,000 Asia Vital Components Co Ltd 1,473,533
350,543 Delta Electronics Inc 4,420,080
104,886 HCL Technologies Ltd 2,202,904
166,188 Infosys Ltd 3,473,027
2,919,121 Lenovo Group Ltd 3,867,430
108,626 LG Display Co Ltd 837,522
763,966 Lite-On Technology Corp 2,444,023
257,684 Sunny Optical Technology Group Co Ltd 1,678,804
1,008,124 Taiwan Semiconductor Manufacturing Co Ltd 32,408,481

Portfolio of Investments October 31, 2024
(continued)
NUEM

SHARES   DESCRIPTION VALUE
INFORMATION TECHNOLOGY (continued)
2,425,000 United Microelectronics Corp $ 3,644,312
TOTAL INFORMATION TECHNOLOGY 61,923,477
MATERIALS - 8.4%
1,887,238 (a) Amman Mineral Internasional PT 1,103,244
10,174 Anglo American Platinum Ltd 396,487
2,904 Anglogold Ashanti Plc 80,465
19,011 APL Apollo Tubes Ltd 343,758
73,054 Asian Paints Ltd 2,550,488
1,287,735 Cemex SAB de CV 677,417
56,488 Chandra Asri Pacific Tbk PT 31,492
502,558 Gerdau SA 1,588,739
72,030 Gold Fields Ltd 1,182,180
4,898 Hanwha Solutions Corp 76,132
13,998 KGHM Polska Miedz SA 521,930
15,750 Klabin SA 56,756
2,998 Korea Zinc Co Ltd 2,168,119
17,033 Kumba Iron Ore Ltd 319,850
2,768 LG Chem Ltd 421,217
9,185 LG Chem Ltd 2,086,592
5,320 PI Industries Ltd 283,980
54,261 Pidilite Industries Ltd 2,030,022
226,223 Press Metal Aluminium Holdings Bhd 245,389
42,725 SABIC Agri-Nutrients Co 1,294,594
296,752 (a) Saudi Arabian Mining Co 4,456,376
73,591 Saudi Basic Industries Corp 1,424,519
251,300 Shandong Nanshan Aluminum Co Ltd, Class A 143,845
15,796 Supreme Industries Ltd 806,789
48,100 Western Mining Co Ltd, Class A 119,375
26,300 Xiamen Tungsten Co Ltd, Class A 71,729
TOTAL MATERIALS 24,481,484
REAL ESTATE - 1.5%
1,131,523 Aldar Properties PJSC 2,347,456
32,626 China Resources Land Ltd 108,482
10,500 KE Holdings Inc, ADR 230,265
108,107 (b) Macrotech Developers Ltd 1,550,837
TOTAL REAL ESTATE 4,237,040
UTILITIES - 3.4%
271,536 China Resources Gas Group Ltd 1,049,555
531,200 China Yangtze Power Co Ltd, Class A 2,055,388
201,190 Cia Paranaense de Energia - Copel 340,950
52,900 Engie Brasil Energia SA 378,970
286,752 ENN Energy Holdings Ltd 2,017,562
91,841 Interconexion Electrica SA ESP 365,866
27,520 Manila Electric Co 232,056
710,905 Power Grid Corp of India Ltd 2,712,195
242,052 Tenaga Nasional Bhd 776,070
TOTAL UTILITIES 9,928,612
TOTAL COMMON STOCKS
(Cost $247,821,001) 292,332,704
TOTAL LONG-TERM INVESTMENTS
(Cost $247,821,001) 292,332,704
OTHER ASSETS & LIABILITIES, NET - (0.6)% (1,708,169)
NET ASSETS - 100% $ 290,624,535
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $22,970,821 or 7.9% of Total Investments.

(c) For fair value measurement disclosure purposes, investment classified as Level 3.
ADR American Depositary Receipt
See Notes to Financial Statements

Portfolio of Investments October 31, 2024
NUDM
h
SHARES   DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
COMMUNICATION SERVICES - 5.0%
1,044,780 HKT Trust & HKT Ltd $ 1,298,181
49,517 KDDI Corp 1,553,207
18,368 Publicis Groupe SA 1,948,650
401,900 Singapore Telecommunications Ltd 950,901
3,007,120 SoftBank Corp 3,806,156
125,605 SoftBank Group Corp 7,831,914
404,778 Spark New Zealand Ltd 701,029
2,920 Swisscom AG 1,776,246
164,077 Telenor ASA 2,009,610
135,572 WPP PLC 1,418,432
TOTAL COMMUNICATION SERVICES 23,294,326
CONSUMER DISCRETIONARY - 11.6%
91,128 Amadeus IT Group SA 6,588,925
6,734 Avolta AG 266,027
59,666 Bayerische Motoren Werke AG 4,684,614
16,263 Bayerische Motoren Werke AG 1,192,654
2,500 Bridgestone Corp 90,054
70,794 Cie Generale des Etablissements Michelin SCA 2,386,418
49,299 Compass Group PLC 1,594,032
5,774 D'ieteren Group 1,244,302
2,985 Fast Retailing Co Ltd 970,407
24,826 H & M Hennes & Mauritz AB 367,168
974 Hermes International SCA 2,193,089
666,882 Honda Motor Co Ltd 6,818,767
70,068 Industria de Diseno Textil SA 3,978,413
10,778 Kering SA 2,677,797
96,965 Oriental Land Co Ltd/Japan 2,358,479
644,964 Panasonic Holdings Corp 5,241,854
55,100 Sekisui Chemical Co Ltd 784,947
30,500 Sekisui House Ltd 744,054
7,487 Sodexo SA 648,633
496,985 Sony Group Corp 8,885,860
195,820 (a) Volvo Car AB, Class B 419,547
TOTAL CONSUMER DISCRETIONARY 54,136,041
CONSUMER STAPLES - 10.7%
126,497 Ajinomoto Co Inc 4,902,927
59,500 Associated British Foods PLC 1,698,973
967 Barry Callebaut AG 1,690,880
116,605 Carrefour SA 1,840,012
21 Chocoladefabriken Lindt & Spruengli AG 2,438,302
6,155 (a) Coca-Cola Europacific Partners PLC 467,780
2,417 Coca-Cola HBC AG 84,211
105,663 Danone SA 7,536,623
18,954 Kerry Group PLC, Class A 1,882,827
107,860 Mowi ASA 1,848,612
154,641 Orkla ASA 1,425,786
122,059 Reckitt Benckiser Group PLC 7,350,343
1,258,240 Tesco PLC 5,535,596
157,966 Unilever PLC 9,606,068
533,524 Wilmar International Ltd 1,290,556
TOTAL CONSUMER STAPLES 49,599,496
ENERGY - 0.7%
66,106 Ampol Ltd 1,208,052
117,062 Neste Oyj 1,865,651
TOTAL ENERGY 3,073,703
FINANCIALS - 21.7%
168,271 3i Group PLC 6,862,200
511,111 AIA Group Ltd 4,039,896
11,710 AIB Group PLC 62,217

SHARES   DESCRIPTION VALUE
FINANCIALS (continued)
20,894 Allianz SE $ 6,564,605
364,078 ANZ Group Holdings Ltd 7,428,363
168,968 AXA SA 6,332,333
329,080 Bank Hapoalim BM 3,436,035
8,134 Banque Cantonale Vaudoise 809,920
563,562 Barclays PLC 1,720,783
1,004,725 BOC Hong Kong Holdings Ltd 3,282,570
28,735 Commonwealth Bank of Australia 2,686,754
10,000 Concordia Financial Group Ltd 50,307
159,357 DNB Bank ASA 3,282,375
12,609 Eurazeo SE 957,540
209,317 Generali 5,806,092
11,809 Gjensidige Forsikring ASA 212,512
1,574,929 Intesa Sanpaolo SpA 6,731,547
52,913 KBC Group NV 3,830,421
4,830,119 Lloyds Banking Group PLC 3,316,042
345,663 Mizuho Financial Group Inc 7,288,820
35,783 NN Group NV 1,755,527
39,223 Phoenix Group Holdings PLC 247,697
122,074 (b) Poste Italiane SpA 1,714,928
52,500 Sompo Holdings Inc 1,145,643
234,278 Standard Chartered PLC 2,711,989
403,676 Svenska Handelsbanken AB 4,180,102
193,130 Tokio Marine Holdings Inc 7,059,562
242,843 UBS Group AG 7,453,514
TOTAL FINANCIALS 100,970,294
HEALTH CARE - 12.9%
303,323 Astellas Pharma Inc 3,575,358
142,686 Chugai Pharmaceutical Co Ltd 6,875,531
21,619 CSL Ltd 4,063,333
184,078 Daiichi Sankyo Co Ltd 6,019,317
19,604 EssilorLuxottica SA 4,584,362
2,721 (a) Genmab A/S 607,774
46,608 (a) Hoya Corp 6,341,381
3,729 Lonza Group AG 2,296,826
30,603 Merck KGaA 5,050,055
3,701 (a),(c) NMC Health PLC –
54,490 Novartis AG 5,910,908
130,824 Novo Nordisk A/S, Class B 14,531,662
TOTAL HEALTH CARE 59,856,507
INDUSTRIALS - 18.4%
102,456 ABB Ltd 5,675,543
50,405 ACS Actividades de Construccion y Servicios SA 2,407,769
36,394 AerCap Holdings NV 3,404,659
9,531 Aeroports de Paris SA 1,125,786
93,751 Alstom SA 2,041,716
52,584 Bouygues SA 1,680,089
383,195 Brambles Ltd 4,608,219
34,672 Bunzl PLC 1,520,929
145,848 Computershare Ltd 2,520,089
107,630 Dai Nippon Printing Co Ltd 1,886,572
2,350 Daikin Industries Ltd 287,724
27,405 DCC PLC 1,727,831
20,381 Eiffage SA 1,890,936
70,323 Getlink SE 1,189,851
423,712 (a) Grab Holdings Ltd 1,728,745
403,551 Keppel Ltd 1,952,322
4,911 Komatsu Ltd 129,316
369,835 Mitsubishi Electric Corp 5,796,692
420,002 MTR Corp Ltd 1,528,871
14,894 MTU Aero Engines AG 4,862,205
73,479 Nibe Industrier AB 353,247

Portfolio of Investments October 31, 2024
(continued)
NUDM

SHARES   DESCRIPTION VALUE
INDUSTRIALS (continued)
180,315 RELX PLC $ 8,252,827
62,178 Rexel SA 1,699,734
186,694 Sandvik AB 3,646,623
37,543 Schneider Electric SE 9,667,900
88,000 SG Holdings Co Ltd 883,900
18,585 SGS SA 1,966,610
30,305 Siemens AG 5,869,453
95,796 Smiths Group PLC 1,883,110
357,930 Transurban Group 2,979,780
24,500 West Japan Railway Co 436,199
TOTAL INDUSTRIALS 85,605,247
INFORMATION TECHNOLOGY - 7.4%
17,453 ASML Holding NV 11,770,368
383,698 Fujitsu Ltd 7,463,628
57,438 Infineon Technologies AG 1,809,923
38,584 Logitech International SA 3,157,400
78,770 Nokia Oyj 369,859
148,900 Ricoh Co Ltd 1,634,894
31,793 SAP SE 7,414,029
8,354 Temenos AG 577,254
TOTAL INFORMATION TECHNOLOGY 34,197,355
MATERIALS - 6.0%
106,766 Antofagasta PLC 2,377,397
75,711 Boliden AB 2,340,662
4,561 Clariant AG 63,243
36,301 Croda International PLC 1,729,130
816 DSM-Firmenich AG 96,650
18,134 Endeavour Mining PLC 404,496
24,951 Evonik Industries AG 547,990
195,925 Fortescue Ltd 2,460,099
1,472 Givaudan SA 6,974,424
45,140 (a) James Hardie Industries PLC 1,444,627
48,911 Mineral Resources Ltd 1,262,244
797,997 Pilbara Minerals Ltd 1,489,659
16,249 Sika AG 4,519,353
42,171 Sumitomo Metal Mining Co Ltd 1,187,958
8,059 Symrise AG 967,664
TOTAL MATERIALS 27,865,596
REAL ESTATE - 2.1%
187,800 CapitaLand Ascendas REIT 381,875
147,210 Goodman Group 3,532,916
528,334 Mitsui Fudosan Co Ltd 4,599,185
56,587 Sino Land Co Ltd 56,628
115,239 Swire Pacific Ltd 968,675
TOTAL REAL ESTATE 9,539,279
UTILITIES - 2.9%
301,618 Iberdrola SA 4,468,063
591,678 National Grid PLC 7,425,832
2,894 Orsted AS 168,797
18,850 Verbund AG 1,538,926
TOTAL UTILITIES 13,601,618
TOTAL COMMON STOCKS
(Cost $404,936,635) 461,739,462
TOTAL LONG-TERM INVESTMENTS
(Cost $404,936,635) 461,739,462
OTHER ASSETS & LIABILITIES, NET - 0.6% 2,990,900
NET ASSETS - 100% $ 464,730,362

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,714,928 or 0.4% of Total Investments.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Portfolio of Investments October 31, 2024
NULC
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 8.8%
6,250 Alphabet Inc, Class A $ 1,069,437
3,798 Alphabet Inc, Class C 655,877
13,838 AT&T Inc 311,908
6,194 Comcast Corp, Class A 270,492
776 Electronic Arts Inc 117,060
1,885 Verizon Communications Inc 79,415
5,213 Walt Disney Co/The 501,491
TOTAL COMMUNICATION SERVICES 3,005,680
CONSUMER DISCRETIONARY - 9.4%
4 (a) AutoZone Inc 12,036
31 Booking Holdings Inc 144,964
5,786 (a) Chipotle Mexican Grill Inc 322,685
642 (a) Deckers Outdoor Corp 103,291
2,630 eBay Inc 151,251
1,388 Ferguson Enterprises Inc 273,075
183 Home Depot Inc/The 72,056
1,056 Lowe's Cos Inc 276,493
1,459 McDonald's Corp 426,189
241 (a) MercadoLibre Inc 490,960
2,071 (a) Tesla Inc 517,439
3,852 TJX Cos Inc/The 435,392
TOTAL CONSUMER DISCRETIONARY 3,225,831
CONSUMER STAPLES - 6.0%
3,417 Archer-Daniels-Midland Co 188,652
44 Bunge Global SA 3,697
8,870 Coca-Cola Co/The 579,300
2,684 Kroger Co/The 149,687
1,654 PepsiCo Inc 274,696
3,076 Procter & Gamble Co/The 508,094
2,379 Target Corp 356,945
TOTAL CONSUMER STAPLES 2,061,071
ENERGY - 2.9%
6,891 Baker Hughes Co 262,409
1,574 Cheniere Energy Inc 301,232
1,139 HF Sinclair Corp 43,977
4,024 ONEOK Inc 389,845
TOTAL ENERGY 997,463
FINANCIALS - 16.6%
438 (a) Arch Capital Group Ltd 43,169
728 Cboe Global Markets Inc 155,479
4,939 Citigroup Inc 316,936
2,904 (a) Fiserv Inc 574,702
138 Goldman Sachs Group Inc/The 71,455
144 LPL Financial Holdings Inc 40,634
228 MarketAxess Holdings Inc 65,988
2,215 Marsh & McLennan Cos Inc 483,402
1,464 Mastercard Inc 731,400
227 Moody's Corp 103,067
4,204 Morgan Stanley 488,715
2,238 PNC Financial Services Group Inc/The 421,348
2,164 Progressive Corp/The 525,484
3,676 (a) Robinhood Markets Inc, Class A 86,349
1,065 S&P Global Inc 511,583
680 Travelers Cos Inc/The 167,239
2,894 Truist Financial Corp 124,587
463 US Bancorp 22,368
2,572 Visa Inc, Class A 745,494
55 Willis Towers Watson PLC 16,620
TOTAL FINANCIALS 5,696,019

SHARES   DESCRIPTION VALUE
HEALTH CARE - 12.1%
513 Agilent Technologies Inc $ 66,849
1,193 Amgen Inc 381,951
378 Cardinal Health Inc 41,020
86 Cigna Group/The 27,074
153 (a) Cooper Cos Inc/The 16,016
2,008 Danaher Corp 493,285
128 (a) Dexcom Inc 9,021
3,979 (a) Edwards Lifesciences Corp 266,633
999 Eli Lilly & Co 828,910
2,751 Gilead Sciences Inc 244,344
1,255 HCA Healthcare Inc 450,219
1,617 (a) Hologic Inc 130,767
42 (a) IDEXX Laboratories Inc 17,091
855 McKesson Corp 428,004
1,014 (a) Solventum Corp 73,596
1,061 (a) Veeva Systems Inc, Class A 221,569
237 (a) Vertex Pharmaceuticals Inc 112,807
501 West Pharmaceutical Services Inc 154,273
1,145 Zoetis Inc 204,703
TOTAL HEALTH CARE 4,168,132
INDUSTRIALS - 8.2%
1,592 3M Co 204,524
1,143 Automatic Data Processing Inc 330,601
496 (a) Axon Enterprise Inc 210,056
5,588 Carrier Global Corp 406,359
20 Dover Corp 3,787
1,694 Eaton Corp PLC 561,697
127 EMCOR Group Inc 56,651
281 FedEx Corp 76,952
2,015 Fortive Corp 143,932
89 Fortune Brands Innovations Inc 7,416
865 Jacobs Solutions Inc 121,602
1,339 TransUnion 135,641
57 Union Pacific Corp 13,228
2,906 United Parcel Service Inc, Class B 389,578
203 United Rentals Inc 164,998
TOTAL INDUSTRIALS 2,827,022
INFORMATION TECHNOLOGY - 28.9%
323 (a) Adobe Inc 154,420
1,912 (a) Advanced Micro Devices Inc 275,462
275 (a) Akamai Technologies Inc 27,797
1,932 Applied Materials Inc 350,813
749 (a) Atlassian Corp PLC, Class A 141,216
700 (a) Cadence Design Systems Inc 193,284
704 (a) First Solar Inc 136,914
48 (a) Gartner Inc 24,120
8,934 Hewlett Packard Enterprise Co 174,124
6,727 HP Inc 238,943
15,716 Intel Corp 338,208
2,777 International Business Machines Corp 574,061
2,255 Juniper Networks Inc 87,720
1,200 (a) Keysight Technologies Inc 178,812
3,713 Marvell Technology Inc 297,448
5,857 Microsoft Corp 2,379,992
1,415 NetApp Inc 163,164
20,261 NVIDIA Corp 2,689,850
153 NXP Semiconductors NV 35,879
164 (a) Palo Alto Networks Inc 59,094
1,704 Salesforce Inc 496,494
1,378 Seagate Technology Holdings PLC 138,310
591 (a) Synopsys Inc 303,544
1,114 Texas Instruments Inc 226,320

Portfolio of Investments October 31, 2024
(continued)
NULC

SHARES   DESCRIPTION VALUE
INFORMATION TECHNOLOGY (continued)
1,691 (a) Trimble Inc $ 102,306
2,259 (a) Western Digital Corp 147,535
TOTAL INFORMATION TECHNOLOGY 9,935,830
MATERIALS - 2.8%
1,955 Ball Corp 115,834
1,772 Ecolab Inc 435,434
1,790 LyondellBasell Industries NV, Class A 155,461
2,248 Mosaic Co/The 60,156
1,552 Newmont Corp 70,523
1,026 Steel Dynamics Inc 133,893
TOTAL MATERIALS 971,301
REAL ESTATE - 2.1%
1,788 American Tower Corp 381,810
162 Equinix Inc 147,109
1,388 Iron Mountain Inc 171,737
193 Welltower Inc 26,032
TOTAL REAL ESTATE 726,688
UTILITIES - 2.0%
1,136 American Water Works Co Inc 156,893
2,387 Consolidated Edison Inc 242,710
6,894 Exelon Corp 270,934
TOTAL UTILITIES 670,537
TOTAL COMMON STOCKS
(Cost $26,065,633) 34,285,574
TOTAL LONG-TERM INVESTMENTS
(Cost $26,065,633) 34,285,574
OTHER ASSETS & LIABILITIES, NET - 0.2% 59,232
NET ASSETS - 100% $ 34,344,806
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
S&P Standard & Poor's
See Notes to Financial Statements

Portfolio of Investments October 31, 2024
NULG
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 9.8%
400,762 Alphabet Inc, Class A $ 68,574,386
394,307 Alphabet Inc, Class C 68,092,876
1,345,185 (a) Warner Bros Discovery Inc 10,936,354
TOTAL COMMUNICATION SERVICES 147,603,616
CONSUMER DISCRETIONARY - 15.1%
136,183 (a) Airbnb Inc 18,356,107
17,582 (a) Aptiv PLC 999,185
3,212 (a) AutoZone Inc 9,664,908
6,597 Booking Holdings Inc 30,849,221
358,467 (a) Chipotle Mexican Grill Inc 19,991,705
88,095 (a) Deckers Outdoor Corp 14,173,604
135,287 (a) DoorDash Inc, Class A 21,199,473
19,595 (a) Expedia Group Inc 3,062,894
11,796 (a) MercadoLibre Inc 24,030,575
18,948 (a) O'Reilly Automotive Inc 21,849,697
209,055 (a) Tesla Inc 52,232,392
71,737 Williams-Sonoma Inc 9,622,084
TOTAL CONSUMER DISCRETIONARY 226,031,845
CONSUMER STAPLES - 3.3%
49,453 Church & Dwight Co Inc 4,940,849
46,586 Costco Wholesale Corp 40,724,550
41,712 Lamb Weston Holdings Inc 3,240,605
TOTAL CONSUMER STAPLES 48,906,004
FINANCIALS - 7.7%
14,287 FactSet Research Systems Inc 6,487,155
85,634 Mastercard Inc 42,781,890
48,291 Moody's Corp 21,926,046
154,330 Visa Inc, Class A 44,732,550
TOTAL FINANCIALS 115,927,641
HEALTH CARE - 10.2%
60,789 Agilent Technologies Inc 7,921,414
229,925 (a) Edwards Lifesciences Corp 15,407,274
66,022 Eli Lilly & Co 54,781,094
35,203 (a) IDEXX Laboratories Inc 14,324,805
37,356 (a) Insulet Corp 8,649,035
20,169 McKesson Corp 10,096,400
5,647 (a) Mettler-Toledo International Inc 7,294,512
42,090 West Pharmaceutical Services Inc 12,960,774
116,632 Zoetis Inc 20,851,469
TOTAL HEALTH CARE 152,286,777
INDUSTRIALS - 9.8%
41,429 (a) Axon Enterprise Inc 17,545,181
23,900 Broadridge Financial Solutions Inc 5,039,554
115,970 Cintas Corp 23,867,786
371,217 (a) Copart Inc 19,106,539
34,508 Graco Inc 2,810,677
8,572 IDEX Corp 1,839,894
91,077 Old Dominion Freight Line Inc 18,335,622
73,280 Quanta Services Inc 22,103,446
139,028 Veralto Corp 14,207,271
20,624 WW Grainger Inc 22,876,760
TOTAL INDUSTRIALS 147,732,730
INFORMATION TECHNOLOGY - 43.0%
57,629 (a) Adobe Inc 27,551,272
91,531 (a) Advanced Micro Devices Inc 13,186,871
136,932 Applied Materials Inc 24,864,113
77,835 (a) Autodesk Inc 22,089,573
42,434 (a) Gartner Inc 21,323,085
35,302 (a) Keysight Technologies Inc 5,260,351

Portfolio of Investments October 31, 2024
(continued)
NULG

SHARES   DESCRIPTION VALUE
INFORMATION TECHNOLOGY (continued)
186,652 Lam Research Corp $ 13,877,576
248,295 Marvell Technology Inc 19,890,913
452,044 Microsoft Corp 183,688,079
1,570,270 NVIDIA Corp 208,469,045
8,961 (a) Palo Alto Networks Inc 3,228,917
69,090 (a) PTC Inc 12,804,450
110,836 Salesforce Inc 32,294,285
115,280 Seagate Technology Holdings PLC 11,570,654
7,103 (a) ServiceNow Inc 6,627,028
37,490 (a) Synopsys Inc 19,255,239
79,874 (a) Workday Inc, Class A 18,678,535
TOTAL INFORMATION TECHNOLOGY 644,659,986
MATERIALS - 0.9%
53,308 Ecolab Inc 13,099,375
TOTAL MATERIALS 13,099,375
TOTAL COMMON STOCKS
(Cost $1,242,259,974) 1,496,247,974
TOTAL LONG-TERM INVESTMENTS
(Cost $1,242,259,974) 1,496,247,974
OTHER ASSETS & LIABILITIES, NET - 0.2% 2,760,964
NET ASSETS - 100% $ 1,499,008,938
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
See Notes to Financial Statements

Portfolio of Investments October 31, 2024
NULV
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 4.3%
135,625 Interpublic Group of Cos Inc/The $ 3,987,375
801,675 Verizon Communications Inc 33,774,568
358,268 Walt Disney Co/The 34,465,381
TOTAL COMMUNICATION SERVICES 72,227,324
CONSUMER DISCRETIONARY - 5.7%
108,856 Ferguson Enterprises Inc 21,416,329
32,747 Home Depot Inc/The 12,894,131
121,041 Lowe's Cos Inc 31,692,165
56,916 PulteGroup Inc 7,372,330
238,455 Starbucks Corp 23,297,054
TOTAL CONSUMER DISCRETIONARY 96,672,009
CONSUMER STAPLES - 9.7%
349,231 Archer-Daniels-Midland Co 19,281,043
100,040 Bunge Global SA 8,405,361
112,196 Church & Dwight Co Inc 11,209,502
585,802 Coca-Cola Co/The 38,258,729
361,084 Keurig Dr Pepper Inc 11,897,718
94,040 Kimberly-Clark Corp 12,618,287
425,654 Kroger Co/The 23,738,723
202,151 PepsiCo Inc 33,573,238
37,367 Sysco Corp 2,800,657
18,772 Target Corp 2,816,551
TOTAL CONSUMER STAPLES 164,599,809
ENERGY - 3.4%
672,876 Baker Hughes Co 25,623,118
114,007 HF Sinclair Corp 4,401,811
279,182 ONEOK Inc 27,047,152
TOTAL ENERGY 57,072,081
FINANCIALS - 21.6%
74,477 American Express Co 20,114,748
466,652 Bank of America Corp 19,515,387
367,381 Bank of New York Mellon Corp/The 27,685,832
74,386 Cboe Global Markets Inc 15,886,618
462,336 Citigroup Inc 29,668,101
161,126 Fidelity National Information Services Inc 14,457,836
163,911 (a) Fiserv Inc 32,437,987
50,034 Goldman Sachs Group Inc/The 25,907,105
61,086 Hartford Financial Services Group Inc/The 6,746,338
114,541 Marsh & McLennan Cos Inc 24,997,428
94,016 MetLife Inc 7,372,735
202,084 Morgan Stanley 23,492,265
146,781 PNC Financial Services Group Inc/The 27,634,459
100,756 Progressive Corp/The 24,466,579
11,006 Prudential Financial Inc 1,348,015
627,264 Regions Financial Corp 14,972,792
187,969 (a) Robinhood Markets Inc, Class A 4,415,392
9,785 S&P Global Inc 4,700,322
104,352 Travelers Cos Inc/The 25,664,331
62,267 Truist Financial Corp 2,680,594
37,653 Willis Towers Watson PLC 11,378,360
TOTAL FINANCIALS 365,543,224
HEALTH CARE - 15.0%
102,602 Agilent Technologies Inc 13,370,067
100,625 Amgen Inc 32,216,100
27,138 Bristol-Myers Squibb Co 1,513,486
172,111 Cardinal Health Inc 18,677,486
99,110 Cencora Inc 22,605,009
80,103 Cigna Group/The 25,217,225
122,942 Danaher Corp 30,201,932

Portfolio of Investments October 31, 2024
(continued)
NULV

SHARES   DESCRIPTION VALUE
HEALTH CARE (continued)
123,301 Gilead Sciences Inc $ 10,951,595
68,765 HCA Healthcare Inc 24,668,756
82,754 (a) Hologic Inc 6,692,316
187,701 Johnson & Johnson 30,005,882
268,217 Merck & Co Inc 27,443,963
785 (a) Regeneron Pharmaceuticals Inc 657,987
103,932 (a) Solventum Corp 7,543,385
1,191 STERIS PLC 264,223
14,726 Zimmer Biomet Holdings Inc 1,574,504
TOTAL HEALTH CARE 253,603,916
INDUSTRIALS - 12.4%
196,435 3M Co 25,236,004
78,420 Automatic Data Processing Inc 22,682,201
54,102 Broadridge Financial Solutions Inc 11,407,948
46,692 Caterpillar Inc 17,565,530
29,252 CNH Industrial NV 328,500
70,466 Deere & Co 28,516,886
6,524 Eaton Corp PLC 2,163,228
66,766 FedEx Corp 18,283,869
248,051 Fortive Corp 17,718,283
118,376 Ingersoll Rand Inc 11,364,096
88,330 Jacobs Solutions Inc 12,417,431
130,716 Johnson Controls International plc 9,875,594
31,349 Owens Corning 5,542,190
121,842 United Parcel Service Inc, Class B 16,334,138
14,374 United Rentals Inc 11,683,187
TOTAL INDUSTRIALS 211,119,085
INFORMATION TECHNOLOGY - 15.0%
1,301 Accenture PLC, Class A 448,611
127,226 Analog Devices Inc 28,385,393
20,246 (a) Aspentech Corp 4,752,344
444,776 Cisco Systems Inc 24,360,381
71,713 (a) First Solar Inc 13,946,744
279,996 HP Inc 9,945,458
1,282,241 Intel Corp 27,593,826
169,947 International Business Machines Corp 35,131,444
99,216 NXP Semiconductors NV 23,266,152
264,884 Oracle Corp 44,458,131
67,279 (a) Qorvo Inc 4,794,301
166,056 Texas Instruments Inc 33,735,937
52,249 (a) Western Digital Corp 3,412,382
TOTAL INFORMATION TECHNOLOGY 254,231,104
MATERIALS - 4.3%
27,511 Ball Corp 1,630,027
90,731 Ecolab Inc 22,295,329
183,618 LyondellBasell Industries NV, Class A 15,947,223
227,809 Mosaic Co/The 6,096,169
182,913 Newmont Corp 8,311,567
77,779 PPG Industries Inc 9,684,263
68,605 Steel Dynamics Inc 8,952,952
TOTAL MATERIALS 72,917,530
REAL ESTATE - 3.8%
108,072 American Tower Corp 23,077,695
7,992 Equinix Inc 7,257,375
14,850 Iron Mountain Inc 1,837,391
9,888 Public Storage 3,253,745
219,176 Welltower Inc 29,562,459
TOTAL REAL ESTATE 64,988,665

SHARES   DESCRIPTION VALUE
UTILITIES - 4.6%
5,334 American Water Works Co Inc $ 736,679
48,673 Atmos Energy Corp 6,754,839
184,010 CenterPoint Energy Inc 5,433,815
230,110 Consolidated Edison Inc 23,397,585
8,912 Essential Utilities Inc 344,003
247,776 Eversource Energy 16,316,050
618,588 Exelon Corp 24,310,508
TOTAL UTILITIES 77,293,479
TOTAL COMMON STOCKS
(Cost $1,529,122,937) 1,690,268,226
TOTAL LONG-TERM INVESTMENTS
(Cost $1,529,122,937) 1,690,268,226
OTHER ASSETS & LIABILITIES, NET - 0.2% 4,227,279
NET ASSETS - 100% $ 1,694,495,505
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
S&P Standard & Poor's
See Notes to Financial Statements

Portfolio of Investments October 31, 2024
NUMG
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
COMMUNICATION SERVICES - 6.6%
100,133 (a) Liberty Media Corp-Liberty Formula One, Class C $ 7,994,619
82,086 (a) Live Nation Entertainment Inc 9,615,554
1,089,296 (a) Warner Bros Discovery Inc 8,855,976
TOTAL COMMUNICATION SERVICES 26,466,149
CONSUMER DISCRETIONARY - 9.2%
87,651 (a) Aptiv PLC 4,981,207
31,096 (a) Burlington Stores Inc 7,704,656
61,325 (a) Deckers Outdoor Corp 9,866,579
16,502 Pool Corp 5,967,783
298 Tractor Supply Co 79,122
60,924 Williams-Sonoma Inc 8,171,736
TOTAL CONSUMER DISCRETIONARY 36,771,083
FINANCIALS - 6.9%
161,853 Equitable Holdings Inc 7,338,415
7,016 FactSet Research Systems Inc 3,185,685
36,998 LPL Financial Holdings Inc 10,440,096
294,172 (a) Robinhood Markets Inc, Class A 6,910,100
TOTAL FINANCIALS 27,874,296
HEALTH CARE - 13.0%
43,029 (a) DaVita Inc 6,015,884
85,608 (a) Incyte Corp 6,345,265
7,700 (a) Mettler-Toledo International Inc 9,946,475
56,023 (a) Veeva Systems Inc, Class A 11,699,283
26,308 (a) Waters Corp 8,500,378
30,831 West Pharmaceutical Services Inc 9,493,790
TOTAL HEALTH CARE 52,001,075
INDUSTRIALS - 22.3%
27,441 (a) Axon Enterprise Inc 11,621,264
31,191 Broadridge Financial Solutions Inc 6,576,934
147,248 (a) CoStar Group Inc 10,718,182
22,583 EMCOR Group Inc 10,073,599
16,682 Hubbell Inc 7,123,714
93,902 Ingersoll Rand Inc 9,014,592
14,875 Lennox International Inc 8,963,229
94,048 Veralto Corp 9,610,765
13,986 WW Grainger Inc 15,513,691
TOTAL INDUSTRIALS 89,215,970
INFORMATION TECHNOLOGY - 36.2%
26,223 (a) ANSYS Inc 8,402,111
119,313 (a) Dayforce Inc 8,465,257
125,626 (a) DocuSign Inc 8,715,932
68,555 (a) Enphase Energy Inc 5,692,807
7,780 (a) Fair Isaac Corp 15,506,396
25,734 (a) Gartner Inc 12,931,335
58,065 (a) GoDaddy Inc, Class A 9,685,242
19,680 (a) HubSpot Inc 10,918,267
46,867 (a) Keysight Technologies Inc 6,983,652
31,105 (a) Manhattan Associates Inc 8,191,813
51,539 (a) PTC Inc 9,551,723
140,607 (a) Pure Storage Inc, Class A 7,037,380
86,823 Seagate Technology Holdings PLC 8,714,425
137,762 (a) Trade Desk Inc/The, Class A 16,560,370
42,715 (a) Zscaler Inc 7,722,445
TOTAL INFORMATION TECHNOLOGY 145,079,155
MATERIALS - 3.2%
46,458 Vulcan Materials Co 12,726,240
TOTAL MATERIALS 12,726,240

SHARES   DESCRIPTION VALUE
REAL ESTATE - 2.5%
43,686 SBA Communications Corp $ 10,024,626
TOTAL REAL ESTATE 10,024,626
TOTAL COMMON STOCKS
(Cost $361,055,971) 400,158,594
TOTAL LONG-TERM INVESTMENTS
(Cost $361,055,971) 400,158,594
OTHER ASSETS & LIABILITIES, NET - 0.1% 449,625
NET ASSETS - 100% $ 400,608,219
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
See Notes to Financial Statements

Portfolio of Investments October 31, 2024
NUMV
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.9%
COMMON STOCKS - 99.9%
COMMUNICATION SERVICES - 2.1%
89,382 Fox Corp, Class B $ 3,482,323
144,173 Interpublic Group of Cos Inc/The 4,238,686
10,550 Paramount Global 115,417
TOTAL COMMUNICATION SERVICES 7,836,426
CONSUMER DISCRETIONARY - 9.0%
42,320 (a) Aptiv PLC 2,405,046
42,378 Bath & Body Works Inc 1,202,688
32,579 (a) CarMax Inc 2,358,068
37,696 Ferguson Enterprises Inc 7,416,311
31,009 Genuine Parts Co 3,556,732
105,246 LKQ Corp 3,872,000
6,587 Pool Corp 2,382,123
52,484 PulteGroup Inc 6,798,252
7,545 (a) Ulta Beauty Inc 2,783,954
TOTAL CONSUMER DISCRETIONARY 32,775,174
CONSUMER STAPLES - 5.7%
54,471 Bunge Global SA 4,576,653
28,891 Church & Dwight Co Inc 2,886,500
3,661 Clorox Co/The 580,452
58,637 Conagra Brands Inc 1,696,955
60,210 Hormel Foods Corp 1,839,415
75,775 Kellanova 6,111,254
40,715 McCormick & Co Inc/MD 3,185,542
TOTAL CONSUMER STAPLES 20,876,771
ENERGY - 4.8%
209,900 Baker Hughes Co 7,992,992
98,076 ONEOK Inc 9,501,603
TOTAL ENERGY 17,494,595
FINANCIALS - 17.2%
105,087 Ally Financial Inc 3,683,299
3,664 (a) Arch Capital Group Ltd 361,124
27,566 Assurant Inc 5,284,402
30,023 Cboe Global Markets Inc 6,412,012
5,745 Citizens Financial Group Inc 241,980
7,945 Discover Financial Services 1,179,276
20,430 Equitable Holdings Inc 926,296
63,722 Fifth Third Bancorp 2,783,377
63,805 Hartford Financial Services Group Inc/The 7,046,624
411,573 Huntington Bancshares Inc/OH 6,416,423
10,205 MarketAxess Holdings Inc 2,953,531
28,207 Nasdaq Inc 2,085,062
27,925 Northern Trust Corp 2,807,021
76,345 Principal Financial Group Inc 6,290,828
211,352 (a) Robinhood Markets Inc, Class A 4,964,659
30,474 State Street Corp 2,827,987
16,002 Synchrony Financial 882,350
19,293 Willis Towers Watson PLC 5,830,152
TOTAL FINANCIALS 62,976,403
HEALTH CARE - 8.9%
228,413 (a) Avantor Inc 5,109,599
59,494 Cardinal Health Inc 6,456,289
56,086 (a) Hologic Inc 4,535,675
12,720 Labcorp Holdings Inc 2,903,594
9,994 Quest Diagnostics Inc 1,547,371
83,247 (a) Solventum Corp 6,042,067
26,559 STERIS PLC 5,892,114
TOTAL HEALTH CARE 32,486,709

SHARES   DESCRIPTION VALUE
INDUSTRIALS - 14.0%
40,591 Allegion plc $ 5,667,721
27,348 Broadridge Financial Solutions Inc 5,766,599
5,646 CH Robinson Worldwide Inc 581,764
196,490 CNH Industrial NV 2,206,583
9,354 Dover Corp 1,770,993
41,225 Expeditors International of Washington Inc 4,905,775
5,799 IDEX Corp 1,244,697
34,773 Ingersoll Rand Inc 3,338,208
2,124 Jacobs Solutions Inc 298,592
12,378 JB Hunt Transport Services Inc 2,235,714
31,854 Owens Corning 5,631,469
43,069 Pentair PLC 4,268,999
1,038 Toro Co/The 83,538
11,537 United Rentals Inc 9,377,274
31,191 Xylem Inc/NY 3,798,440
TOTAL INDUSTRIALS 51,176,366
INFORMATION TECHNOLOGY - 11.0%
33,016 (a) Akamai Technologies Inc 3,337,257
14,980 (a) Aspentech Corp 3,516,255
28,350 (a) First Solar Inc 5,513,508
220,940 Gen Digital Inc 6,431,564
294,357 Hewlett Packard Enterprise Co 5,737,018
28,337 (a) Keysight Technologies Inc 4,222,496
46,976 NetApp Inc 5,416,803
87,049 (a) Trimble Inc 5,266,465
8,562 (a) Western Digital Corp 559,184
TOTAL INFORMATION TECHNOLOGY 40,000,550
MATERIALS - 7.7%
257 Avery Dennison Corp 53,207
89,006 Ball Corp 5,273,605
27,315 Crown Holdings Inc 2,555,318
65,884 International Flavors & Fragrances Inc 6,550,846
66,793 LyondellBasell Industries NV, Class A 5,800,972
36,759 PPG Industries Inc 4,576,863
25,017 Steel Dynamics Inc 3,264,719
TOTAL MATERIALS 28,075,530
REAL ESTATE - 11.1%
38,000 Alexandria Real Estate Equities Inc 4,238,900
243 AvalonBay Communities Inc 53,851
74,597 BXP Inc 6,009,534
40,749 (a) CBRE Group Inc, Class A 5,336,897
260,232 Healthpeak Properties Inc 5,842,208
325,170 Host Hotels & Resorts Inc 5,605,931
64,069 Iron Mountain Inc 7,927,257
3,376 Kimco Realty Corp 80,079
1,353 Regency Centers Corp 96,658
93,566 WP Carey Inc 5,213,498
TOTAL REAL ESTATE 40,404,813
UTILITIES - 8.4%
47,090 American Water Works Co Inc 6,503,600
46,506 Atmos Energy Corp 6,454,103
133,247 Essential Utilities Inc 5,143,334
95,462 Eversource Energy 6,286,173

Portfolio of Investments October 31, 2024
(continued)
NUMV

SHARES   DESCRIPTION VALUE
UTILITIES (continued)
174,014 NiSource Inc $ 6,118,332
TOTAL UTILITIES 30,505,542
TOTAL COMMON STOCKS
(Cost $322,254,770) 364,608,879
TOTAL LONG-TERM INVESTMENTS
(Cost $322,254,770) 364,608,879
OTHER ASSETS & LIABILITIES, NET - 0.1% 471,654
NET ASSETS - 100% $ 365,080,533
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
See Notes to Financial Statements

Portfolio of Investments October 31, 2024
NUSC
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCK RIGHTS - 0.0%
HEALTH CARE - 0.0%
26,689 (a) Bristol-Myers Squibb Co $ 18,682
23,934 (a) CinCor Pharma Inc 73,238
TOTAL HEALTH CARE 91,920
TOTAL COMMON STOCK RIGHTS
(Cost $0) 91,920
SHARES DESCRIPTION VALUE
COMMON STOCKS - 99.8%
COMMUNICATION SERVICES - 3.1%
137,284 (b) Advantage Solutions Inc 420,089
9,650 (b) Anterix Inc 313,432
8,088 (b),(c) Atlanta Braves Holdings Inc, Class A 340,181
55,707 (b) Atlanta Braves Holdings Inc, Class C 2,200,984
76,847 (b) Cars.com Inc 1,228,784
86,138 (b) Cinemark Holdings Inc 2,562,605
291,796 (b) Clear Channel Outdoor Holdings Inc 428,940
81,293 (b) Eventbrite Inc, Class A 260,138
82,664 (b) Frontier Communications Parent Inc 2,953,585
71,198 (b) Gogo Inc 466,347
88,613 Gray Television Inc 505,980
8,097 (b) IMAX Corp 196,757
51,578 Iridium Communications Inc 1,512,783
52,838 John Wiley & Sons Inc, Class A 2,604,913
36,540 (b) Liberty Latin America Ltd, Class A 357,727
26,475 (b) Lions Gate Entertainment Corp, Class B 186,649
302,790 (b) Lumen Technologies Inc 1,934,828
154,438 (b) Magnite Inc 1,927,386
28,351 Marcus Corp/The 534,983
39,797 (b) MediaAlpha Inc, Class A 681,723
90,711 New York Times Co/The, Class A 5,065,302
63,953 (b) QuinStreet Inc 1,343,013
30,580 Scholastic Corp 759,301
109,821 (b) Stagwell Inc 681,988
47,356 (b) Taboola.com Ltd 157,222
171,657 TEGNA Inc 2,820,324
118,864 (b) TripAdvisor Inc 1,906,579
94,480 (b) Vimeo Inc 450,670
56,018 (b) Ziff Davis Inc 2,591,953
40,056 (b) ZipRecruiter Inc, Class A 371,319
TOTAL COMMUNICATION SERVICES 37,766,485
CONSUMER DISCRETIONARY - 16.2%
367,045 ADT Inc 2,642,724
47,255 Advance Auto Parts Inc 1,686,531
18,569 American Eagle Outfitters Inc 363,767
6,922 (b) America's Car-Mart Inc/TX 270,235
186,672 Aramark 7,061,802
77,894 Arko Corp 517,995
2,819 (b) Asbury Automotive Group Inc 642,281
35,332 (b) Beazer Homes USA Inc 1,086,812
55,777 (b) Bright Horizons Family Solutions Inc 7,444,556
33,366 (b) Brinker International Inc 3,427,022
30,280 Camping World Holdings Inc, Class A 607,417
10,869 Columbia Sportswear Co 874,628
160,311 (b) Coursera Inc 1,114,161
67,373 (b) Crocs Inc 7,264,157
41,145 (b) Dave & Buster's Entertainment Inc 1,519,485
8,113 (b) Etsy Inc 417,333
36,397 (b) European Wax Center Inc 261,694
6,518 (b) Five Below Inc 617,841

Portfolio of Investments October 31, 2024
(continued)
NUSC

SHARES   DESCRIPTION VALUE
CONSUMER DISCRETIONARY (continued)
17,413 Foot Locker Inc $ 403,807
94,657 (b) Frontdoor Inc 4,703,506
165,983 (b) GameStop Corp, Class A 3,681,503
93,992 Gap Inc/The 1,952,214
13,234 Group 1 Automotive Inc 4,821,411
167,154 H&R Block Inc 9,984,108
36,444 (b) Hanesbrands Inc 253,286
127,328 Harley-Davidson Inc 4,068,130
63,292 Hasbro Inc 4,153,854
27,403 (b) Helen of Troy Ltd 1,744,201
5,023 (b) Hilton Grand Vacations Inc 185,248
13,653 KB Home 1,071,761
20,022 Kontoor Brands Inc 1,714,484
19,540 LCI Industries 2,174,411
213,586 (b) Leslie's Inc 574,546
115,388 Levi Strauss & Co, Class A 1,971,981
25,542 Lithia Motors Inc 8,489,395
409,300 (b),(c) Lucid Group Inc 904,553
366,753 (b),(c) Luminar Technologies Inc 284,380
127,368 Macy's Inc 1,953,825
25,012 (b) Malibu Boats Inc, Class A 1,122,539
24,461 (b) MarineMax Inc 712,549
8,435 Marriott Vacations Worldwide Corp 649,748
369,155 (b) Mattel Inc 7,523,379
1,332 Meritage Homes Corp 241,358
57,587 (b) Modine Manufacturing Co 6,782,021
35,528 Monro Inc 973,822
17,959 Movado Group Inc 331,703
22,182 Murphy USA Inc 10,834,798
95,205 (b) National Vision Holdings Inc 990,132
456,039 Newell Brands Inc 4,013,143
54,850 Nordstrom Inc 1,240,159
113,458 (b) Petco Health & Wellness Co Inc, Class A 484,466
51,032 (b) Planet Fitness Inc 4,007,033
113,871 (b) Playa Hotels & Resorts NV 967,904
33,398 PVH Corp 3,288,367
21,382 (b) Sally Beauty Holdings Inc 277,966
154,160 Service Corp International/US 12,587,164
9,330 Signet Jewelers Ltd 855,374
150,508 (b) Sonos Inc 1,885,865
25,015 Standard Motor Products Inc 805,233
50,402 (b) Stride Inc 4,701,499
78,605 Tapestry Inc 3,729,807
27,908 (b) Taylor Morrison Home Corp 1,911,698
38,562 Thor Industries Inc 4,013,533
13,070 (b) TopBuild Corp 4,618,677
180,184 (b) Topgolf Callaway Brands Corp 1,749,587
9,022 (b) Tri Pointe Homes Inc 364,759
45,873 (b) United Parks & Resorts Inc 2,414,296
26,349 Vail Resorts Inc 4,365,766
143,078 (b) Valvoline Inc 5,763,182
26,906 VF Corp 557,223
103,182 (b) Warby Parker Inc, Class A 1,746,871
18,250 Whirlpool Corp 1,889,057
35,402 Winnebago Industries Inc 1,983,928
30,314 (b) Xponential Fitness Inc, Class A 371,347
62,802 (b) YETI Holdings Inc 2,211,258
TOTAL CONSUMER DISCRETIONARY 195,878,256
CONSUMER STAPLES - 3.8%
39,646 Andersons Inc/The 1,799,928
23,769 Casey's General Stores Inc 9,365,461
196,094 (b) Darling Ingredients Inc 7,669,236

SHARES   DESCRIPTION VALUE
CONSUMER STAPLES (continued)
56,680 (b) Freshpet Inc $ 7,512,367
108,952 (b) Hain Celestial Group Inc/The 951,151
4,437 (b) Performance Food Group Co 360,506
34,359 Spectrum Brands Holdings Inc 3,079,254
19,517 (b) Sprouts Farmers Market Inc 2,506,568
140,296 (b) US Foods Holding Corp 8,649,249
37,014 (b) Vital Farms Inc 1,283,646
9,923 WD-40 Co 2,600,521
TOTAL CONSUMER STAPLES 45,777,887
ENERGY - 2.7%
181,820 Archrock Inc 3,640,036
66,584 Cactus Inc, Class A 3,947,765
233,441 ChampionX Corp 6,587,705
21,750 Excelerate Energy Inc, Class A 519,390
107,962 (b) Expro Group Holdings NV 1,376,516
12,162 (b) Innovex International Inc 172,579
211,294 NOV Inc 3,277,170
319,527 TechnipFMC PLC 8,528,176
62,325 Weatherford International PLC 4,923,675
TOTAL ENERGY 32,973,012
FINANCIALS - 17.4%
38,793 Affiliated Managers Group Inc 7,521,963
718,083 AGNC Investment Corp 6,685,353
20,434 Amalgamated Financial Corp 677,694
55,244 (b) Ambac Financial Group Inc 624,810
156,834 Apollo Commercial Real Estate Finance Inc 1,394,254
4,845 Artisan Partners Asset Management Inc, Class A 213,664
4,274 Atlantic Union Bankshares Corp 161,557
63,901 (b) AvidXchange Holdings Inc 526,544
81,115 (b) Baldwin Insurance Group Inc/The 3,752,380
12,533 Banc of California Inc 192,507
60,281 (b) Bancorp Inc/The 3,029,723
84,908 Bank OZK 3,714,725
5,406 Banner Corp 346,200
17,233 Bar Harbor Bankshares 554,041
33,642 Berkshire Hills Bancorp Inc 916,072
176,466 Blackstone Mortgage Trust Inc, Class A 3,213,446
52,098 Bread Financial Holdings Inc 2,597,085
9,928 Cadence Bank 331,893
71,086 (b) Cantaloupe Inc 629,822
112,394 Commerce Bancshares Inc/MO 7,024,625
21,251 Crawford & Co, Class A 236,736
34,072 (b) Donnelley Financial Solutions Inc 1,987,760
123,595 East West Bancorp Inc 12,049,277
45,901 Enterprise Financial Services Corp 2,419,901
12,534 Essent Group Ltd 752,165
77,679 EVERTEC Inc 2,544,764
126,905 First American Financial Corp 8,140,956
203,928 First BanCorp/Puerto Rico 3,931,732
24,753 First Financial Bancorp 633,182
410,779 First Horizon Corp 7,118,800
9,035 First Interstate BancSystem Inc, Class A 278,278
22,395 Glacier Bancorp Inc 1,167,899
70,631 HA Sustainable Infrastructure Capital Inc 2,471,379
31,106 (b) Hamilton Insurance Group Ltd, Class B 541,867
49,741 Hancock Whitney Corp 2,590,511
21,908 Hanmi Financial Corp 501,036
3,962 Hanover Insurance Group Inc/The 587,683
26,343 Independent Bank Corp 1,656,975
24,761 Independent Bank Corp/MI 811,666
218,921 Invesco Ltd 3,796,090
59,421 Invesco Mortgage Capital Inc 479,527

Portfolio of Investments October 31, 2024
(continued)
NUSC

SHARES   DESCRIPTION VALUE
FINANCIALS (continued)
93,927 Jackson Financial Inc, Class A $ 9,388,004
67,956 KKR Real Estate Finance Trust Inc 787,610
38,617 Lincoln National Corp 1,341,941
29,166 MGIC Investment Corp 730,317
5,045 NBT Bancorp Inc 224,402
2,203 Nelnet Inc, Class A 248,278
7,866 (b) NMI Holdings Inc 304,257
74,651 Old National Bancorp/IN 1,437,778
7,071 Old Republic International Corp 246,990
123,616 (b) Open Lending Corp 692,250
30,535 (b) Palomar Holdings Inc 2,741,127
30,939 Pathward Financial Inc 2,189,244
45,129 PennyMac Financial Services Inc 4,498,459
39,719 Peoples Bancorp Inc/OH 1,222,551
7,765 Pinnacle Financial Partners Inc 818,819
27,940 PJT Partners Inc, Class A 3,882,542
14,745 (b) PRA Group Inc 297,259
23,214 Primerica Inc 6,425,867
62,282 (b) ProAssurance Corp 927,379
40,334 PROG Holdings Inc 1,761,386
34,385 Reinsurance Group of America Inc 7,257,986
6,175 Renasant Corp 210,629
99,283 (b) Repay Holdings Corp 789,796
36,625 Ryan Specialty Holdings Inc 2,412,489
43,245 S&T Bancorp Inc 1,642,445
2,688 Selective Insurance Group Inc 244,124
47,289 SouthState Corp 4,612,096
206,924 Starwood Property Trust Inc 4,084,680
33,786 Stewart Information Services Corp 2,324,477
84,714 Synovus Financial Corp 4,224,687
2,106 UMB Financial Corp 231,091
26,346 Unum Group 1,690,886
433,373 Valley National Bancorp 4,104,042
51,533 Victory Capital Holdings Inc, Class A 3,088,373
18,787 Voya Financial Inc 1,508,596
41,321 Walker & Dunlop Inc 4,519,278
90,243 Webster Financial Corp 4,674,587
87,094 Western Alliance Bancorp 7,247,092
33,020 (b) WEX Inc 5,699,252
3,166 White Mountains Insurance Group Ltd 5,689,745
148,810 WisdomTree Inc 1,540,183
65,907 Zions Bancorp NA 3,431,118
TOTAL FINANCIALS 210,200,654
HEALTH CARE - 11.9%
87,026 (b) 89bio Inc 677,062
7,120 (b) Acadia Healthcare Co Inc 303,953
55,863 (b) Alector Inc 274,846
197,043 (b) Alkermes PLC 5,064,005
46,456 (b) AMN Healthcare Services Inc 1,762,541
23,591 (b) Apogee Therapeutics Inc 1,227,676
29,567 (b) Arcturus Therapeutics Holdings Inc 524,223
38,262 (b) Arcus Biosciences Inc 585,409
129,921 (b) Arcutis Biotherapeutics Inc 1,079,643
56,992 (b) Arvinas Inc 1,506,299
77,679 (b) Avid Bioservices Inc 773,683
74,367 (b) Avidity Biosciences Inc 3,142,749
31,592 (b) Azenta Inc 1,298,115
73,313 (b) Biohaven Ltd 3,648,055
217,957 (b) Brookdale Senior Living Inc 1,366,590
23,582 Bruker Corp 1,334,977
56,206 (b) Cassava Sciences Inc 1,450,396
32,092 (b) Castle Biosciences Inc 1,112,630

SHARES   DESCRIPTION VALUE
HEALTH CARE (continued)
75,995 (b) Cogent Biosciences Inc $ 873,183
2,724 CONMED Corp 185,886
10,049 (b) CorVel Corp 2,992,793
47,675 (b) Crinetics Pharmaceuticals Inc 2,667,893
22,339 (b),(c) CRISPR Therapeutics AG 1,036,306
40,407 (b) Cross Country Healthcare Inc 461,044
60,069 (b) CryoPort Inc 400,060
45,856 (b) Cullinan Therapeutics Inc 713,061
54,112 (b) Cytokinetics Inc 2,759,712
52,746 (b) Denali Therapeutics Inc 1,369,286
21,776 (b) Disc Medicine Inc 976,000
50,014 (b) Dyne Therapeutics Inc 1,443,404
45,773 (b) Edgewise Therapeutics Inc 1,536,600
210,471 (b) Elanco Animal Health Inc 2,660,353
60,096 Embecta Corp 846,152
23,006 (b),(c) Enliven Therapeutics Inc 640,717
27,144 Ensign Group Inc/The 4,207,049
21,197 (b) Entrada Therapeutics Inc 363,317
50,589 (b) Envista Holdings Corp 1,060,851
4,620 (b),(c) Establishment Labs Holdings Inc 199,076
62,339 (b) EyePoint Pharmaceuticals Inc 733,107
103,910 (b) Fortrea Holdings Inc 1,747,766
12,823 (b) Fulgent Genetics Inc 275,053
478,339 (b) Geron Corp 1,965,973
16,365 (b) Glaukos Corp 2,164,271
57,402 (b) Guardant Health Inc 1,255,956
42,216 (b) Haemonetics Corp 3,004,091
23,354 (b) HealthEquity Inc 1,990,928
179,045 (b) Hims & Hers Health Inc 3,371,417
101,456 (b),(c) Humacyte Inc 512,353
23,784 (b) ICU Medical Inc 4,060,642
61,111 (b) Ideaya Biosciences Inc 1,720,275
47,733 (b) Immunome Inc 547,497
63,858 (b) Inari Medical Inc 3,090,727
16,090 (b) Integer Holdings Corp 1,999,182
32,935 (b) Integra LifeSciences Holdings Corp 617,861
15,726 (b) Jazz Pharmaceuticals PLC 1,730,332
52,416 (b) Kura Oncology Inc 876,395
25,213 (b) Kymera Therapeutics Inc 1,164,084
40,985 (b) Longboard Pharmaceuticals Inc 2,447,624
169,678 (b) Lyell Immunopharma Inc 162,942
102,736 (b) MaxCyte Inc 367,795
37,661 (b) Merus NV 1,880,414
73,854 (b) Mind Medicine MindMed Inc 465,280
25,756 (b) MoonLake Immunotherapeutics 1,195,593
52,529 (b) Myriad Genetics Inc 1,153,537
101,661 (b) NeoGenomics Inc 1,381,573
62,480 (b) Novocure Ltd 948,446
20,701 (b) Nurix Therapeutics Inc 508,831
105,846 (b) Nuvation Bio Inc 233,920
56,199 (b) Omnicell Inc 2,733,519
19,200 (b) Orthofix Medical Inc 310,848
88,834 (b) Owens & Minor Inc 1,129,080
45,876 (b),(c) Paragon 28 Inc 243,143
49,288 Patterson Cos Inc 1,035,541
19,189 (b) Pennant Group Inc/The 613,472
5,395 (b) Penumbra Inc 1,234,754
15,603 Perrigo Co PLC 399,905
45,838 (b),(c) Phathom Pharmaceuticals Inc 786,122
24,746 Phibro Animal Health Corp, Class A 572,127
40,080 (b) Pliant Therapeutics Inc 563,926
30,808 (b) PROCEPT BioRobotics Corp 2,772,720

Portfolio of Investments October 31, 2024
(continued)
NUSC

SHARES   DESCRIPTION VALUE
HEALTH CARE (continued)
42,646 (b) Prothena Corp PLC $ 724,982
69,514 (b) QuidelOrtho Corp 2,645,008
206,524 (b) R1 RCM Inc 2,945,032
25,100 (b) RadNet Inc 1,632,504
222,703 (b),(c) Recursion Pharmaceuticals Inc, Class A 1,407,483
119,836 (b) Revance Therapeutics Inc 707,032
40,516 (b) RxSight Inc 2,052,541
119,580 (b) Savara Inc 434,673
31,494 (b) Scholar Rock Holding Corp 895,689
145,620 (b) Sotera Health Co 2,281,865
30,941 (b) Spyre Therapeutics Inc 1,006,511
17,376 (b) STAAR Surgical Co 503,730
36,391 (b) Syndax Pharmaceuticals Inc 686,334
52,227 (b) Tango Therapeutics Inc 283,854
33,103 (b) Tarsus Pharmaceuticals Inc 1,472,752
22,833 (b) Teladoc Health Inc 205,497
43,203 (b) Theravance Biopharma Inc 355,993
40,576 (b) Treace Medical Concepts Inc 189,084
49,467 (b) Varex Imaging Corp 649,502
28,622 (b) Vaxcyte Inc 3,043,950
43,506 (b) Vera Therapeutics Inc 1,756,772
69,153 (b) Verve Therapeutics Inc 396,247
43,966 (b) Viking Therapeutics Inc 3,189,294
55,276 (b) Viridian Therapeutics Inc 1,192,303
97,360 (b) WaVe Life Sciences Ltd 1,334,806
55,847 (b) Zymeworks Inc 765,104
TOTAL HEALTH CARE 143,253,159
INDUSTRIALS - 18.0%
53,143 AAON Inc 6,069,993
18,837 (b) AAR Corp 1,105,732
6,053 Acuity Brands Inc 1,820,077
46,584 Advanced Drainage Systems Inc 6,982,010
3,864 AGCO Corp 385,782
130,588 Air Lease Corp 5,791,578
14,964 Allient Inc 258,728
3,783 Arcosa Inc 354,240
185,668 (b) Array Technologies Inc 1,212,412
33,264 (b) ASGN Inc 3,063,614
44,709 Atkore Inc 3,834,244
79,193 (b) AZEK Co Inc/The 3,484,492
40,255 (b) Beacon Roofing Supply Inc 3,706,278
48,426 Boise Cascade Co 6,442,111
53,804 Brady Corp 3,827,617
36,359 (b) CECO Environmental Corp 865,344
368,103 (b) Clarivate PLC 2,429,480
17,184 Comfort Systems USA Inc 6,719,631
221,460 (b) Core & Main Inc, Class A 9,806,249
59,826 Crane Co 9,409,433
36,039 CSG Systems International Inc 1,679,778
130,822 (b) DNOW Inc 1,547,624
11,293 Douglas Dynamics Inc 255,786
69,877 (b) Energy Recovery Inc 1,248,003
67,425 Enerpac Tool Group Corp 2,974,791
199,145 (b) ExlService Holdings Inc 8,298,372
61,924 (b) First Advantage Corp 1,122,063
35,071 (b) FTI Consulting Inc 6,841,651
32,605 (b) Generac Holdings Inc 5,397,758
30,298 Greenbrier Cos Inc/The 1,795,762
61,379 Hexcel Corp 3,602,334
57,935 HNI Corp 2,855,037
12,572 (b) Huron Consulting Group Inc 1,454,958
71,280 Interface Inc 1,245,262

SHARES   DESCRIPTION VALUE
INDUSTRIALS (continued)
25,015 John Bean Technologies Corp $ 2,787,171
145,393 KBR Inc 9,742,785
26,025 (b) Kratos Defense & Security Solutions Inc 591,288
96,806 (b) Leonardo DRS Inc 2,910,956
13,328 Lindsay Corp 1,595,362
3,211 McGrath RentCorp 365,091
61,157 (b) Mercury Systems Inc 1,978,429
34,890 Moog Inc, Class A 6,580,254
104,105 (b) MRC Global Inc 1,276,327
28,767 MSA Safety Inc 4,773,884
10,561 Mueller Water Products Inc, Class A 228,012
12,864 (b) MYR Group Inc 1,685,184
129,669 (b) NEXTracker Inc, Class A 5,163,420
196,888 Pitney Bowes Inc 1,419,562
953,210 (b),(c) Plug Power Inc 1,868,292
11,761 Powell Industries Inc 2,998,820
41,819 Primoris Services Corp 2,618,706
170,725 (b) Resideo Technologies Inc 3,358,161
84,547 Robert Half Inc 5,758,496
8,691 Rush Enterprises Inc 422,035
28,071 Rush Enterprises Inc, Class A 1,588,257
47,310 Ryder System Inc 6,920,507
12,779 (b) Saia Inc 6,243,947
6,619 Sensata Technologies Holding PLC 227,296
34,426 (b) SiteOne Landscape Supply Inc 4,810,689
19,987 (b) SPX Technologies Inc 2,867,935
201,361 (b) Sunrun Inc 2,909,666
23,181 (b) Titan Machinery Inc 318,159
27,698 TriNet Group Inc 2,351,283
31,986 (b) Triumph Group Inc 442,686
15,369 (b) V2X Inc 946,730
24,835 (b) Viad Corp 929,822
18,683 VSE Corp 1,917,249
53,088 Wabash National Corp 925,855
12,124 WESCO International Inc 2,327,444
64,424 (b) WillScot Holdings Corp 2,135,011
26,313 (b) XPO Inc 3,434,636
TOTAL INDUSTRIALS 217,307,631
INFORMATION TECHNOLOGY - 12.5%
128,787 (b) ACI Worldwide Inc 6,336,320
4,363 (b) Altair Engineering Inc, Class A 453,708
36,217 Badger Meter Inc 7,245,211
22,697 Belden Inc 2,584,507
14,913 Benchmark Electronics Inc 645,733
39,435 (b) Blackbaud Inc 2,977,737
15,181 (b) Box Inc, Class A 482,149
72,072 (b) Calix Inc 2,549,907
59,185 (b) Cirrus Logic Inc 6,499,697
53,963 (b) CommVault Systems Inc 8,428,481
44,977 (b) Confluent Inc, Class A 1,177,048
4,281 CTS Corp 211,867
44,528 (b) Digi International Inc 1,289,976
11,031 (b),(c) Digimarc Corp 341,740
72,435 Dolby Laboratories Inc, Class A 5,280,511
110,835 (b) DoubleVerify Holdings Inc 1,889,737
14,394 (b) Dropbox Inc, Class A 372,085
222,786 (b) DXC Technology Co 4,424,530
188,518 (b) E2open Parent Holdings Inc 552,358
16,493 (b) Elastic NV 1,323,233
52,478 (b) Envestnet Inc 3,294,569
159,962 (b) Flex Ltd 5,545,883
33,877 (b) Gitlab Inc, Class A 1,820,889

Portfolio of Investments October 31, 2024
(continued)
NUSC

SHARES   DESCRIPTION VALUE
INFORMATION TECHNOLOGY (continued)
135,359 (b) Harmonic Inc $ 1,501,131
60,514 (b) HashiCorp Inc, Class A 2,049,004
114,442 (b),(c) Infinera Corp 769,050
7,719 (b) Informatica Inc, Class A 210,729
21,440 (b) Insight Enterprises Inc 3,750,285
28,865 (b) Intapp Inc 1,448,157
30,947 InterDigital Inc 4,655,667
53,803 (b) Itron Inc 6,013,023
12,208 (b) Jamf Holding Corp 203,141
16,860 (b) Kimball Electronics Inc 299,939
39,804 Kulicke & Soffa Industries Inc 1,785,607
76,629 (b) Lattice Semiconductor Corp 3,882,025
4,554 Littelfuse Inc 1,114,045
7,906 (b) LiveRamp Holdings Inc 197,887
348,158 (b) Matterport Inc 1,587,600
27,166 (b) Meridianlink Inc 596,565
40,616 Methode Electronics Inc 354,171
235,831 (b) Mirion Technologies Inc 3,490,299
37,669 (b) N-able Inc/US 460,692
168,684 (b) NCR Voyix Corp 2,160,842
22,185 (b) Novanta Inc 3,776,774
158,359 (b) Nutanix Inc, Class A 9,834,094
25,281 (b) Onto Innovation Inc 5,013,981
41,641 (b) PAR Technology Corp 2,456,403
75,567 (b) Paycor HCM Inc 1,140,306
37,549 (b) PDF Solutions Inc 1,063,388
125,546 (b) Procore Technologies Inc 8,242,095
36,785 Progress Software Corp 2,357,551
114,353 (b) Ribbon Communications Inc 407,097
17,981 (b) Rogers Corp 1,803,135
18,009 (b) Silicon Laboratories Inc 1,870,415
23,024 (b) SPS Commerce Inc 3,798,960
49,008 (b) Teradata Corp 1,579,528
26,291 (b) Veeco Instruments Inc 756,655
49,493 Vontier Corp 1,835,200
43,434 (b) Weave Communications Inc 608,945
145,796 (b),(c) Wolfspeed Inc 1,940,545
63,552 Xerox Holdings Corp 519,220
TOTAL INFORMATION TECHNOLOGY 151,262,027
MATERIALS - 5.5%
2,722 AptarGroup Inc 457,051
78,293 Avient Corp 3,649,237
171,771 (b) Axalta Coating Systems Ltd 6,513,556
39,651 Balchem Corp 6,634,802
113,099 Berry Global Group Inc 7,967,824
42,696 Compass Minerals International Inc 525,588
282,385 Element Solutions Inc 7,652,633
129,388 FMC Corp 8,408,926
4,794 HB Fuller Co 350,825
35,251 (b) Knife River Corp 3,430,627
25,870 Koppers Holdings Inc 879,839
57,648 Louisiana-Pacific Corp 5,701,387
39,458 Minerals Technologies Inc 2,970,793
12,290 Olympic Steel Inc 440,965
32,451 Radius Recycling Inc 525,382
57,047 (b) Ranpak Holdings Corp 346,846
34,002 Royal Gold Inc 4,966,332
44,073 Sensient Technologies Corp 3,326,630
3,605 Sonoco Products Co 189,335
27,518 Stepan Co 1,990,652
TOTAL MATERIALS 66,929,230

SHARES   DESCRIPTION VALUE
REAL ESTATE - 6.3%
15,221 Agree Realty Corp $ 1,130,159
49,914 (b) Anywhere Real Estate Inc 192,668
27,023 Armada Hoffler Properties Inc 292,659
15,548 CBL & Associates Properties Inc 411,245
450,973 (b) Compass Inc, Class A 2,863,679
28,946 CubeSmart 1,384,777
115,332 (b) Curbline Properties Corp 2,609,952
20,021 (b) Cushman & Wakefield PLC 271,284
30,257 Easterly Government Properties Inc 410,285
28,490 EastGroup Properties Inc 4,879,767
170,709 Empire State Realty Trust Inc, Class A 1,809,515
124,267 (b) Equity Commonwealth 2,459,244
107,907 Essential Properties Realty Trust Inc 3,419,573
92,846 (c) eXp World Holdings Inc 1,236,709
2,584 Federal Realty Investment Trust 286,411
155,065 Hudson Pacific Properties Inc 669,881
17,997 (b) Jones Lang LaSalle Inc 4,876,467
44,558 Kennedy-Wilson Holdings Inc 476,325
131,094 Kilroy Realty Corp 5,272,601
146,843 Omega Healthcare Investors Inc 6,236,422
115,811 Outfront Media Inc 2,056,803
146,715 Pebblebrook Hotel Trust 1,757,646
30,425 Piedmont Office Realty Trust Inc, Class A 302,424
97,464 PotlatchDeltic Corp 4,051,578
167,766 Rexford Industrial Realty Inc 7,195,484
70,142 Ryman Hospitality Properties Inc 7,508,701
12,333 Sabra Health Care REIT Inc 239,260
57,668 SITE Centers Corp 919,801
19,922 St Joe Co/The 1,029,967
117,369 Terreno Realty Corp 7,036,272
290,645 Uniti Group Inc 1,473,570
124,835 Xenia Hotels & Resorts Inc 1,768,912
TOTAL REAL ESTATE 76,530,041
UTILITIES - 2.4%
26,768 Chesapeake Utilities Corp 3,206,539
42,217 Clearway Energy Inc, Class A 1,124,661
100,684 Clearway Energy Inc, Class C 2,857,412
121,603 New Jersey Resources Corp 5,580,362
69,347 ONE Gas Inc 4,942,361
32,580 SJW Group 1,813,403
26,538 Southwest Gas Holdings Inc 1,943,908
5,200 Spire Inc 332,072
129,180 (b),(c) Sunnova Energy International Inc 784,122
258,763 UGI Corp 6,187,023
TOTAL UTILITIES 28,771,863
TOTAL COMMON STOCKS
(Cost $1,104,744,668) 1,206,650,245
TOTAL LONG-TERM INVESTMENTS
(Cost $1,104,744,668) 1,206,742,165
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.8%
9,344,093 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
4 .860% (e) $ 9,344,093
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $9,344,093) 9,344,093
TOTAL INVESTMENTS - 100 .6%
(Cost $ 1,114,088,761 ) 1,216,086,258
OTHER ASSETS & LIABILITIES, NET - (0.6)% (6,951,922)
NET ASSETS - 100% $ 1,209,134,336

Portfolio of Investments October 31, 2024
(continued)
NUSC

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $8,526,480.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
REIT Real Estate Investment Trust
See Notes to Financial Statements

Portfolio of Investments October 31, 2024
NDVG
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.9%
11220762 COMMON STOCKS - 98.9% 11220762
BANKS - 3.4%
1,731 JPMorgan Chase & Co $ 384,143
TOTAL BANKS 384,143
CAPITAL GOODS - 6.9%
759 Eaton Corp PLC 251,670
890 Honeywell International Inc 183,055
250 Northrop Grumman Corp 127,255
595 Trane Technologies PLC 220,245
TOTAL CAPITAL GOODS 782,225
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.1%
924 Lowe's Cos Inc 241,931
2,022 TJX Cos Inc/The 228,547
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 470,478
CONSUMER SERVICES - 3.6%
951 McDonald's Corp 277,796
1,317 Starbucks Corp 128,671
TOTAL CONSUMER SERVICES 406,467
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.4%
3,374 Walmart Inc 276,499
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 276,499
ENERGY - 4.0%
1,421 Chevron Corp 211,473
2,103 Exxon Mobil Corp 245,589
TOTAL ENERGY 457,062
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.3%
1,166 American Tower Corp 248,988
2,114 Prologis Inc 238,755
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 487,743
FINANCIAL SERVICES - 8.4%
1,176 American Express Co 317,614
1,684 Charles Schwab Corp/The 119,278
588 Mastercard Inc 293,759
468 S&P Global Inc 224,808
TOTAL FINANCIAL SERVICES 955,459
FOOD, BEVERAGE & TOBACCO - 5.0%
2,413 Mondelez International Inc, Class A 165,242
957 PepsiCo Inc 158,939
1,813 Philip Morris International Inc 240,585
TOTAL FOOD, BEVERAGE & TOBACCO 564,766
HEALTH CARE EQUIPMENT & SERVICES - 6.8%
2,166 Abbott Laboratories 245,559
421 Elevance Health Inc 170,825
624 UnitedHealth Group Inc 352,248
TOTAL HEALTH CARE EQUIPMENT & SERVICES 768,632
INSURANCE - 2.2%
1,130 Marsh & McLennan Cos Inc 246,611
TOTAL INSURANCE 246,611
MATERIALS - 4.5%
741 Linde PLC 338,007
777 Packaging Corp of America 177,887
TOTAL MATERIALS 515,894
MEDIA & ENTERTAINMENT - 2.0%
5,319 Comcast Corp, Class A 232,281
TOTAL MEDIA & ENTERTAINMENT 232,281
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.7%
1,443 AbbVie Inc 294,184
1,000 Novo Nordisk A/S, Sponsored ADR 111,950
1,318 Zoetis Inc 235,632
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 641,766

Portfolio of Investments October 31, 2024
(continued)
NDVG

SHARES   DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 7.8%
2,950 Broadcom Inc $ 500,821
1,451 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 276,474
528 Texas Instruments Inc 107,268
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 884,563
SOFTWARE & SERVICES - 10.1%
896 Accenture PLC, Class A 308,959
2,052 Microsoft Corp 833,830
TOTAL SOFTWARE & SERVICES 1,142,789
TECHNOLOGY HARDWARE & EQUIPMENT - 11.9%
2,745 Amphenol Corp, Class A 183,970
3,678 Apple Inc 830,897
754 Motorola Solutions Inc 338,810
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,353,677
TRANSPORTATION - 1.4%
670 Union Pacific Corp 155,487
TOTAL TRANSPORTATION 155,487
UTILITIES - 4.4%
3,612 NextEra Energy Inc 286,251
2,177 WEC Energy Group Inc 207,969
TOTAL UTILITIES 494,220
TOTAL COMMON STOCKS
(Cost $9,839,387) 11,220,762
TOTAL LONG-TERM INVESTMENTS
(Cost $9,839,387) 11,220,762
OTHER ASSETS & LIABILITIES, NET - 1.1% 120,947
NET ASSETS - 100% $ 11,341,709
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
S&P Standard & Poor's
See Notes to Financial Statements

Portfolio of Investments October 31, 2024
NUGO
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.4%
2707001387 COMMON STOCKS - 98.4% 2707001387
CAPITAL GOODS - 2.9%
338,323 Carrier Global Corp $ 24,602,849
72,575 Eaton Corp PLC 24,064,418
64,176 Emerson Electric Co 6,948,335
51,642 General Electric Co 8,871,063
56,759 HEICO Corp 13,903,117
TOTAL CAPITAL GOODS 78,389,782
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 9.0%
1,326,243 (a) Amazon.com Inc 247,211,695
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 247,211,695
CONSUMER SERVICES - 4.1%
8,631 Booking Holdings Inc 40,360,714
576,191 (a) Chipotle Mexican Grill Inc 32,134,172
498,185 (a) DraftKings Inc 17,595,894
227,580 Starbucks Corp 22,234,566
TOTAL CONSUMER SERVICES 112,325,346
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.5%
79,093 Costco Wholesale Corp 69,141,519
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 69,141,519
FINANCIAL SERVICES - 5.7%
233,969 (a) Fiserv Inc 46,302,465
223,630 Mastercard Inc 111,723,312
TOTAL FINANCIAL SERVICES 158,025,777
HEALTH CARE EQUIPMENT & SERVICES - 2.6%
245,605 (a) Dexcom Inc 17,310,240
87,193 (a) Intuitive Surgical Inc 43,931,321
20,862 UnitedHealth Group Inc 11,776,599
TOTAL HEALTH CARE EQUIPMENT & SERVICES 73,018,160
MATERIALS - 2.5%
703,668 Corteva Inc 42,867,455
54,849 Linde PLC 25,019,371
TOTAL MATERIALS 67,886,826
MEDIA & ENTERTAINMENT - 10.9%
701,623 Alphabet Inc, Class A 120,054,711
238,893 Meta Platforms Inc 135,590,889
59,094 (a) Netflix Inc 44,676,837
TOTAL MEDIA & ENTERTAINMENT 300,322,437
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
183,667 AstraZeneca PLC, Sponsored ADR 13,067,907
139,536 Eli Lilly & Co 115,778,601
341,623 Novo Nordisk A/S, Sponsored ADR 38,244,695
89,775 Zoetis Inc 16,049,975
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 183,141,178
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 19.6%
788,965 Broadcom Inc 133,942,588
255,592 Lam Research Corp 19,003,265
2,891,791 NVIDIA Corp 383,914,173
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 536,860,026
SOFTWARE & SERVICES - 18.9%
55,271 (a) Crowdstrike Holdings Inc, Class A 16,408,302
18,484 Intuit Inc 11,280,785
777,847 Microsoft Corp 316,078,128
55,497 (a) Palo Alto Networks Inc 19,997,234
118,478 (a) PTC Inc 21,957,528
38,819 Salesforce Inc 11,310,692
58,652 (a) ServiceNow Inc 54,721,730
85,677 (a) Shopify Inc, Class A 6,700,798
55,672 (a) Synopsys Inc 28,593,696
298,530 (a) Trade Desk Inc/The, Class A 35,886,291
TOTAL SOFTWARE & SERVICES 522,935,184

Portfolio of Investments October 31, 2024
(continued)
NUGO

SHARES   DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 12.3%
1,316,077 Apple Inc $ 297,314,955
105,842 (a) Arista Networks Inc 40,901,583
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 338,216,538
TRANSPORTATION - 0.7%
271,019 (a) Uber Technologies Inc 19,526,919
TOTAL TRANSPORTATION 19,526,919
TOTAL COMMON STOCKS
(Cost $1,774,798,686) 2,707,001,387
TOTAL LONG-TERM INVESTMENTS
(Cost $1,774,798,686) 2,707,001,387
OTHER ASSETS & LIABILITIES, NET - 1.6% 43,825,406
NET ASSETS - 100% $ 2,750,826,793
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
ADR American Depositary Receipt
See Notes to Financial Statements

Portfolio of Investments October 31, 2024
NSCS
SHARES   DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.1%
7324587 COMMON STOCKS - 98.2% 7324587
AUTOMOBILES & COMPONENTS - 1.6%
3,016 Atmus Filtration Technologies Inc $ 117,443
TOTAL AUTOMOBILES & COMPONENTS 117,443
BANKS - 10.8%
2,037 Banner Corp 130,449
3,567 First Interstate BancSystem Inc, Class A 109,864
3,623 Home BancShares Inc/AR 98,872
1,067 Preferred Bank/Los Angeles CA 90,023
1,402 SouthState Corp 136,737
2,274 Veritex Holdings Inc 61,398
1,517 Wintrust Financial Corp 175,806
TOTAL BANKS 803,149
CAPITAL GOODS - 13.3%
509 (a) AeroVironment Inc 109,415
518 Applied Industrial Technologies Inc 119,963
1,233 Arcosa Inc 115,458
593 Enpro Inc 86,347
934 ESCO Technologies Inc 117,254
2,349 (a) Fluor Corp 122,806
10,144 (a) Hillman Solutions Corp 107,526
4,646 (a) Kratos Defense & Security Solutions Inc 105,557
773 (a) SPX Technologies Inc 110,918
TOTAL CAPITAL GOODS 995,244
COMMERCIAL & PROFESSIONAL SERVICES - 3.0%
305 (a) ASGN Inc 28,090
1,195 Maximus Inc 103,296
2,004 (a) WNS Holdings Ltd 96,172
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 227,558
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.3%
1,027 Signet Jewelers Ltd 94,155
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 94,155
CONSUMER DURABLES & APPAREL - 2.7%
2,310 Steven Madden Ltd 103,881
2,463 (a) Tri Pointe Homes Inc 99,579
TOTAL CONSUMER DURABLES & APPAREL 203,460
CONSUMER SERVICES - 4.3%
1,526 Boyd Gaming Corp 105,737
7,344 (a) Everi Holdings Inc 97,895
981 (a) Shake Shack Inc, Class A 119,358
TOTAL CONSUMER SERVICES 322,990
ENERGY - 4.2%
1,758 Matador Resources Co 91,610
1,333 Noble Corp PLC 42,617
3,674 Northern Oil & Gas Inc 133,183
1,627 (a) Vital Energy Inc 44,368
TOTAL ENERGY 311,778
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.4%
575 EastGroup Properties Inc 98,486
2,722 STAG Industrial Inc 101,476
8,329 Summit Hotel Properties Inc 50,974
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 250,936
FINANCIAL SERVICES - 6.7%
601 Evercore Inc, Class A 158,766
1,184 FirstCash Holdings Inc 122,508
6,317 Ladder Capital Corp 72,077
507 Piper Sandler Cos 143,806
TOTAL FINANCIAL SERVICES 497,157
FOOD, BEVERAGE & TOBACCO - 1.8%
5,213 Primo Water Corp 136,737
TOTAL FOOD, BEVERAGE & TOBACCO 136,737

Portfolio of Investments October 31, 2024
(continued)
NSCS

SHARES   DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES - 11.4%
1,225 (a) Acadia Healthcare Co Inc $ 52,295
3,002 (a) Alphatec Holdings Inc 23,566
1,127 Encompass Health Corp 112,092
1,481 (a),(b) Establishment Labs Holdings Inc 63,816
661 (a) Glaukos Corp 87,417
2,720 (a) Guardian Pharmacy Services Inc, Class A 48,715
1,416 (a) HealthEquity Inc 120,714
1,208 (a) Merit Medical Systems Inc 119,181
1,924 (a) Option Care Health Inc 44,329
1,303 (a) RadNet Inc 84,747
3,937 (a) SI-BONE Inc 54,331
2,454 (a) Tactile Systems Technology Inc 35,608
TOTAL HEALTH CARE EQUIPMENT & SERVICES 846,811
HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
1,235 (a) BellRing Brands Inc 81,300
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 81,300
INSURANCE - 0.9%
242 Primerica Inc 66,988
TOTAL INSURANCE 66,988
MATERIALS - 5.5%
2,189 Avient Corp 102,029
1,966 Commercial Metals Co 105,771
2,578 (a) Summit Materials Inc, Class A 122,223
6,913 Tronox Holdings PLC 83,786
TOTAL MATERIALS 413,809
MEDIA & ENTERTAINMENT - 2.5%
9,450 (a) Magnite Inc 117,936
1,467 (a) Ziff Davis Inc 67,878
TOTAL MEDIA & ENTERTAINMENT 185,814
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.1%
634 (a) Biohaven Ltd 31,548
266 (a) Blueprint Medicines Corp 23,278
1,000 (a) Crinetics Pharmaceuticals Inc 55,960
1,037 (a) Halozyme Therapeutics Inc 52,441
1,201 (a) Immunovant Inc 35,141
727 (a) Insmed Inc 48,912
292 (a) Krystal Biotech Inc 50,379
124 (a) Madrigal Pharmaceuticals Inc 32,158
443 (a) Vaxcyte Inc 47,113
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 376,930
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
2,549 (a) Ichor Holdings Ltd 69,486
441 (a) Onto Innovation Inc 87,463
649 (a) Silicon Laboratories Inc 67,405
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 224,354
SOFTWARE & SERVICES - 7.8%
406 (a) CommVault Systems Inc 63,413
715 (a) Envestnet Inc 44,888
6,534 (a) Grid Dynamics Holdings Inc 104,021
1,975 (a) JFrog Ltd 57,630
1,292 (a) Q2 Holdings Inc 109,381
2,388 (a) Rubrik Inc, Class A 98,529
1,317 (a) Workiva Inc 105,044
TOTAL SOFTWARE & SERVICES 582,906
TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
731 (a) Itron Inc 81,696
1,477 (a) Lumentum Holdings Inc 94,336
631 (a) PAR Technology Corp 37,223
2,852 (a) TTM Technologies Inc 63,999
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 277,254

SHARES   DESCRIPTION VALUE
TRANSPORTATION - 1.9%
807 ArcBest Corp $ 84,073
520 (a) Kirby Corp 59,675
TOTAL TRANSPORTATION 143,748
UTILITIES - 2.2%
1,680 Black Hills Corp 99,439
1,012 Spire Inc 64,627
TOTAL UTILITIES 164,066
TOTAL COMMON STOCKS
(Cost $6,102,169) 7,324,587
SHARES DESCRIPTION VALUE
71,608 INVESTMENT COMPANIES - 0.9% 71,608
738 (b) SPDR S&P Biotech ETF 71,608
TOTAL INVESTMENT COMPANIES
(Cost $59,391) 71,608
TOTAL LONG-TERM INVESTMENTS
(Cost $6,161,560) 7,396,195
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -   0.6%
45,384 State Street Navigator Securities Lending Government Money
Market Portfolio(c)
4.860% (d) $ 45,384
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $45,384) 45,384
TOTAL INVESTMENTS - 99.7%
(Cost $6,206,944 ) 7,441,579
OTHER ASSETS & LIABILITIES, NET - 0.3% 18,866
NET ASSETS - 100% $ 7,460,445
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $42,460.
(c) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(d) The rate shown is the one-day yield as of the end of the reporting period.
ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt
See Notes to Financial Statements

Portfolio of Investments October 31, 2024
NWLG
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.4%
9188503 COMMON STOCKS - 99.4% 9188503
CAPITAL GOODS - 4.6%
997 General Electric Co $ 171,265
682 Trane Technologies PLC 252,449
TOTAL CAPITAL GOODS 423,714
COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
474 Waste Connections Inc 83,779
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 83,779
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 11.7%
4,153 (a) Amazon.com Inc 774,119
95 (a) MercadoLibre Inc 193,532
96 (a) O'Reilly Automotive Inc 110,702
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,078,353
CONSUMER SERVICES - 4.0%
34 Booking Holdings Inc 158,993
2,121 (a) Chipotle Mexican Grill Inc 118,288
411 Hilton Worldwide Holdings Inc 96,523
TOTAL CONSUMER SERVICES 373,804
FINANCIAL SERVICES - 5.1%
1,530 KKR & Co Inc 211,507
519 Mastercard Inc 259,287
TOTAL FINANCIAL SERVICES 470,794
HEALTH CARE EQUIPMENT & SERVICES - 4.6%
1,099 (a) Boston Scientific Corp 92,338
445 (a) Intuitive Surgical Inc 224,209
305 Stryker Corp 108,665
TOTAL HEALTH CARE EQUIPMENT & SERVICES 425,212
MATERIALS - 2.0%
383 Ecolab Inc 94,115
329 Vulcan Materials Co 90,123
TOTAL MATERIALS 184,238
MEDIA & ENTERTAINMENT - 10.6%
1,771 Alphabet Inc, Class A 303,036
1,506 Alphabet Inc, Class C 260,071
243 (a) Netflix Inc 183,715
613 (a) Spotify Technology SA 236,066
TOTAL MEDIA & ENTERTAINMENT 982,888
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.9%
313 (a) Alnylam Pharmaceuticals Inc 83,443
227 Eli Lilly & Co 188,351
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 271,794
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 18.1%
978 (a) Advanced Micro Devices Inc 140,901
177 ASML Holding NV 119,041
1,894 Broadcom Inc 321,544
1,660 Lam Research Corp 123,421
6,549 NVIDIA Corp 869,445
520 Texas Instruments Inc 105,643
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,679,995
SOFTWARE & SERVICES - 24.8%
152 (a) Adobe Inc 72,668
76 (a) Fair Isaac Corp 151,476
296 Intuit Inc 180,649
2,818 Microsoft Corp 1,145,094
1,070 Oracle Corp 179,589
181 (a) ServiceNow Inc 168,871
1,305 (a) Shopify Inc, Class A 102,064
177 (a) Synopsys Inc 90,909
843 (a) Workday Inc, Class A 197,136
TOTAL SOFTWARE & SERVICES 2,288,456

SHARES   DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT - 8.6%
1,580 Amphenol Corp, Class A $ 105,892
2,550 Apple Inc 576,071
280 (a) Arista Networks Inc 108,203
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 790,166
TRANSPORTATION - 1.5%
1,878 (a) Uber Technologies Inc 135,310
TOTAL TRANSPORTATION 135,310
TOTAL COMMON STOCKS
(Cost $6,627,830) 9,188,503
TOTAL LONG-TERM INVESTMENTS
(Cost $6,627,830) 9,188,503
OTHER ASSETS & LIABILITIES, NET - 0.6% 53,412
NET ASSETS - 100% $ 9,241,915
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
See Notes to Financial Statements

Statement of Assets and Liabilities
See Notes to Financial Statements

October 31, 2024 NUDV NUEM NUDM NULC NULG
ASSETS
Long-term investments, at value
†
$ 11,673,775 $ 292,332,704 $ 461,739,462 $ 34,285,574 $ 1,496,247,974
Cash 16,344 478,136 1,199,796 41,425 2,946,890
Cash denominated in foreign currencies
^
— 21,023 2,033 — —
Receivables:
Dividends 14,176 172,498 1,064,051 24,087 156,905
Interest — 5,834 5 — —
Reclaims 69 21,483 845,719 118 —
Other 99 — 8,853 270 15,003
Total assets 11,704,463 293,031,678 464,859,919 34,351,474 1,499,366,772
LIABILITIES
Payables:
Management fees 2,313 88,049 119,629 5,921 321,835
Capital gains tax — 2,311,699 — — —
Accrued expenses:
Professional fees 25 790 1,331 95 4,396
Trustees fees 98 3,139 5,228 382 16,600
Other 99 3,466 3,369 270 15,003
Total liabilities 2,535 2,407,143 129,557 6,668 357,834
Net assets $ 11,701,928 $ 290,624,535 $ 464,730,362 $ 34,344,806 $ 1,499,008,938
Shares outstanding 400,000 9,600,000 14,600,000 750,000 18,150,000
Net asset value ("NAV") per share $ 29.25 $ 30.27 $ 31.83 $ 45.79 $ 82.59
NET ASSETS CONSIST OF:
Paid-in capital 10,513,342 281,137,619 412,611,778 25,638,688 1,353,679,842
Total distributable earnings (loss) 1,188,586 9,486,916 52,118,584 8,706,118 145,329,096
Net assets $ 11,701,928 $ 290,624,535 $ 464,730,362 $ 34,344,806 $ 1,499,008,938
Authorized shares Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
†
Long-term investments, cost $ 10,973,670 $ 247,821,001 $ 404,936,635 $ 26,065,633 $ 1,242,259,974
^  Cash denominated in foreign currencies, cost $ — $ 21,265 $ 2,310 $ — $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

October 31, 2024 NULV NUMG NUMV NUSC NDVG
ASSETS
Long-term investments, at value
†‡
$ 1,690,268,226 $ 400,158,594 $ 364,608,879 $ 1,206,742,165 $ 11,220,762
Investments purchased with collateral from securities lending, at value
(cost approximates value) — — — 9,344,093 —
Cash 2,546,777 523,319 397,485 2,504,184 118,156
Receivables:
Dividends 1,974,556 34,727 146,980 170,599 9,236
Reclaims 98,956 — 23,940 — —
Securities lending income — 184 — 40,437 —
Other 23,001 5,628 6,736 19,662 85
Total assets 1,694,911,516 400,722,452 365,184,020 1,218,821,140 11,348,239
LIABILITIES
Payables:
Management fees 368,451 102,879 94,395 308,853 6,280
Collateral from securities lending — — — 9,344,093 —
Accrued expenses:
Professional fees 5,332 1,307 1,118 3,792 37
Trustees fees 19,228 4,419 4,069 13,463 128
Other 23,000 5,628 3,905 16,603 85
Total liabilities 416,011 114,233 103,487 9,686,804 6,530
Net assets $ 1,694,495,505 $ 400,608,219 $ 365,080,533 $ 1,209,134,336 $ 11,341,709
Shares outstanding 41,600,000 8,950,000 10,200,000 28,650,000 350,000
Net asset value ("NAV") per share $ 40.73 $ 44.76 $ 35.79 $ 42.20 $ 32.40
NET ASSETS CONSIST OF:
Paid-in capital 1,711,854,871 462,354,137 379,853,522 1,338,269,898 10,291,305
Total distributable earnings (loss) (17,359,366) (61,745,918) (14,772,989) (129,135,562) 1,050,404
Net assets $ 1,694,495,505 $ 400,608,219 $ 365,080,533 $ 1,209,134,336 $ 11,341,709
Authorized shares Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01 $ 0.01 $ 0.01
†
Long-term investments, cost $ 1,529,122,937 $ 361,055,971 $ 322,254,770 $ 1,104,744,668 $ 9,839,387
‡   Includes securities loaned of $ — $ — $ — $ 8,526,480 $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

October 31, 2024 NUGO NSCS NWLG
ASSETS
Long-term investments, at value
†‡
$ 2,707,001,387 $ 7,396,195 $ 9,188,503
Investments purchased with collateral from securities lending, at value (cost approximates value) — 45,384 —
Cash 300,408 92,542 56,918
Receivables:
Dividends 252,856 1,138 1,260
Investments sold 44,546,099 34,643 —
Reclaims 83,536 — —
Securities lending income — 31 —
Shares sold — 141 —
Other 31,141 62 511
Total assets 2,752,215,427 7,570,136 9,247,192
LIABILITIES
Payables:
Management fees 1,318,176 5,418 5,093
Collateral from securities lending — 45,384 —
Investments purchased - regular settlement — 58,723 —
Accrued expenses:
Professional fees 8,305 21 25
Trustees fees 31,013 83 103
Other 31,140 62 56
Total liabilities 1,388,634 109,691 5,277
Net assets $ 2,750,826,793 $ 7,460,445 $ 9,241,915
Shares outstanding 84,580,000 270,000 290,000
Net asset value ("NAV") per share $ 32.52 $ 27.63 $ 31.87
NET ASSETS CONSIST OF:
Paid-in capital 2,529,616,192 6,941,206 7,583,330
Total distributable earnings (loss) 221,210,601 519,239 1,658,585
Net assets $ 2,750,826,793 $ 7,460,445 $ 9,241,915
Authorized shares Unlimited Unlimited Unlimited
Par value per share $ 0.01 $ 0.01 $ 0.01
†
Long-term investments, cost $ 1,774,798,686 $ 6,161,560 $ 6,627,830
‡   Includes securities loaned of $ — $ 42,460 $ —

Statement of Operations
See Notes to Financial Statements

Year Ended October 31, 2024 NUDV NUEM NUDM NULC NULG
INVESTMENT INCOME
Dividends $ 292,741 $ 7,512,842 $ 13,204,580 $ 412,179 $ 7,023,903
Interest 448 3,422 23,347 1,550 33,063
Securities lending income, net 124 5,263 283 2,273 4,927
Tax withheld on income (267) (1,203,853) (1,241,192) (77) (22,079)
Total investment income 293,046 6,317,674 11,987,018 415,925 7,039,814
EXPENSES
Management fees 24,934 890,640 1,259,958 59,110 3,374,590
Professional fees 188 4,461 7,551 525 24,381
Trustees fees 339 9,408 15,530 1,107 51,301
Other — 3,336 10,890 436 —
Total expenses 25,461 907,845 1,293,929 61,178 3,450,272
Net investment income (loss) 267,585 5,409,829 10,693,089 354,747 3,589,542
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments* 521,144 (3,635,926) 12,733,795 660,894 (27,996,954)
In-kind redemptions 501,011 — 2,583,164 — 223,912,069
Foreign currency transactions — (400,361) (243,459) — —
Net realized gain (loss) 1,022,155 (4,036,287) 15,073,500 660,894 195,915,115
Change in unrealized appreciation (depreciation) on:
Investments** 1,786,753 51,272,893 65,112,608 6,989,499 232,916,309
Foreign currency translations — (8,321) (37,657) — —
Net change in unrealized appreciation (depreciation) 1,786,753 51,264,572 65,074,951 6,989,499 232,916,309
Net realized and unrealized gain (loss) 2,808,908 47,228,285 80,148,451 7,650,393 428,831,424
Net increase (decrease) in net assets from
operations $ 3,076,493 $ 52,638,114 $ 90,841,540 $ 8,005,140 $ 432,420,966
*
Net of foreign capital gains tax $ — $ (655,938) $ — $ — $ —
**
Net of change in foreign capital gains tax $ — $ (2,311,699) $ — $ — $ —

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended October 31, 2024 NULV NUMG NUMV NUSC NDVG
INVESTMENT INCOME
Dividends $ 37,347,408 $ 1,532,462 $ 7,486,664 $ 14,311,479 $ 208,417
Interest 38,352 11,722 10,605 40,004 3,381
Securities lending income, net 1,118 12,958 5,899 304,142 —
Tax withheld on income (890) — 21,463 (16,647) (508)
Total investment income 37,385,988 1,557,142 7,524,631 14,638,978 211,290
EXPENSES
Management fees 3,962,191 1,157,986 1,023,282 3,343,361 73,500
Professional fees 29,226 7,308 6,308 20,579 208
Trustees fees 58,685 14,267 12,610 41,462 413
Total expenses 4,050,102 1,179,561 1,042,200 3,405,402 74,121
Net investment income (loss) 33,335,886 377,581 6,482,431 11,233,576 137,169
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (59,548,216) (29,853,875) (17,373,895) (95,956,614) (79,912)
In-kind redemptions 130,579,560 58,888,787 41,468,208 130,391,462 1,591,065
Net realized gain (loss) 71,031,344 29,034,912 24,094,313 34,434,848 1,511,153
Change in unrealized appreciation (depreciation) on:
Investments 277,350,070 68,340,429 73,454,661 239,944,443 1,314,288
Net change in unrealized appreciation (depreciation) 277,350,070 68,340,429 73,454,661 239,944,443 1,314,288
Net realized and unrealized gain (loss) 348,381,414 97,375,341 97,548,974 274,379,291 2,825,441
Net increase (decrease) in net assets from
operations $ 381,717,300 $ 97,752,922 $ 104,031,405 $ 285,612,867 $ 2,962,610

Statement of Operations
(continued)
See Notes to Financial Statements

Year Ended October 31, 2024 NUGO NSCS NWLG
INVESTMENT INCOME
Affiliated income $ — $ — $ 1,290
Dividends 15,021,544 73,523 36,623
Interest 164,057 1,463 1,050
Securities lending income, net — 2,188 —
Tax withheld on income (65,498) (387) (227)
Total investment income 15,120,103 76,787 38,736
EXPENSES
Management fees 15,676,478 57,305 49,004
Professional fees 50,564 116 134
Trustees fees 105,658 249 292
Total expenses 15,832,700 57,670 49,430
Net investment income (loss) (712,597) 19,117 (10,694)
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments 6,576,319 339,891 467,478
In-kind redemptions 330,870,111 65,939 107,940
Net realized gain (loss) 337,446,430 405,830 575,418
Change in unrealized appreciation (depreciation) on:
Investments 760,424,659 1,373,117 2,009,562
Net change in unrealized appreciation (depreciation) 760,424,659 1,373,117 2,009,562
Net realized and unrealized gain (loss) 1,097,871,089 1,778,947 2,584,980
Net increase (decrease) in net assets from operations $ 1,097,158,492 $ 1,798,064 $ 2,574,286

Statement of Changes in Net Assets
See Notes to Financial Statements

NUDV NUEM
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 267,585 $ 278,129 $ 5,409,829 $ 5,034,923
Net realized gain (loss) 1,022,155 286,044 (4,036,287) (13,341,599)
Net change in unrealized appreciation (depreciation) 1,786,753 (795,812) 51,264,572 29,435,732
Net increase (decrease) in net assets from operations 3,076,493 (231,639) 52,638,114 21,129,056
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (272,150) (326,285) (5,500,560) (3,969,620)
Total distributions (272,150) (326,285) (5,500,560) (3,969,620)
FUND SHARE TRANSACTIONS
Subscriptions 2,985,679 7,139,645 28,573,072 30,858,962
Redemptions (5,303,640) (3,598,170) – (10,718,220)
Net increase (decrease) from Fund share transactions (2,317,961) 3,541,475 28,573,072 20,140,742
Net increase (decrease) in net assets 486,382 2,983,551 75,710,626 37,300,178
Net assets at the beginning of period 11,215,546 8,231,995 214,913,909 177,613,731
Net assets at the end of period $ 11,701,928 $ 11,215,546 $ 290,624,535 $ 214,913,909

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

NUDM NULC
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 10,693,089 $ 9,980,684 $ 354,747 $ 354,786
Net realized gain (loss) 15,073,500 (9,418,512) 660,894 1,353,183
Net change in unrealized appreciation (depreciation) 65,074,951 30,173,610 6,989,499 245,183
Net increase (decrease) in net assets from operations 90,841,540 30,735,782 8,005,140 1,953,152
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (12,192,840) (5,913,680) (334,750) (648,635)
Total distributions (12,192,840) (5,913,680) (334,750) (648,635)
FUND SHARE TRANSACTIONS
Subscriptions 44,047,979 60,945,222 4,170,767 4,918,970
Redemptions (11,489,566) – – (8,309,095)
Net increase (decrease) from Fund share transactions 32,558,413 60,945,222 4,170,767 (3,390,125)
Net increase (decrease) in net assets 111,207,113 85,767,324 11,841,157 (2,085,608)
Net assets at the beginning of period 353,523,249 267,755,925 22,503,649 24,589,257
Net assets at the end of period $ 464,730,362 $ 353,523,249 $ 34,344,806 $ 22,503,649

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

NULG NULV
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 3,589,542 $ 4,124,487 $ 33,335,886 $ 38,907,636
Net realized gain (loss) 195,915,115 67,858,673 71,031,344 21,621,444
Net change in unrealized appreciation (depreciation) 232,916,309 89,994,365 277,350,070 (95,040,172)
Net increase (decrease) in net assets from operations 432,420,966 161,977,525 381,717,300 (34,511,092)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (5,151,450) (3,194,800) (37,705,745) (32,805,740)
Total distributions (5,151,450) (3,194,800) (37,705,745) (32,805,740)
FUND SHARE TRANSACTIONS
Subscriptions 802,955,683 597,868,760 657,608,987 723,029,485
Redemptions (768,715,035) (512,906,665) (690,761,184) (803,390,155)
Net increase (decrease) from Fund share transactions 34,240,648 84,962,095 (33,152,197) (80,360,670)
Net increase (decrease) in net assets 461,510,164 243,744,820 310,859,358 (147,677,502)
Net assets at the beginning of period 1,037,498,774 793,753,954 1,383,636,147 1,531,313,649
Net assets at the end of period $ 1,499,008,938 $ 1,037,498,774 $ 1,694,495,505 $ 1,383,636,147

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

NUMG NUMV
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 377,581 $ 731,134 $ 6,482,431 $ 7,554,459
Net realized gain (loss) 29,034,912 (22,597,495) 24,094,313 (19,922,300)
Net change in unrealized appreciation (depreciation) 68,340,429 22,679,298 73,454,661 (16,157,098)
Net increase (decrease) in net assets from operations 97,752,922 812,937 104,031,405 (28,524,939)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (696,525) (626,285) (7,463,725) (18,324,390)
Total distributions (696,525) (626,285) (7,463,725) (18,324,390)
FUND SHARE TRANSACTIONS
Subscriptions 225,747,538 141,769,215 140,045,348 141,288,495
Redemptions (246,257,929) (130,837,060) (168,349,723) (108,286,065)
Net increase (decrease) from Fund share transactions (20,510,391) 10,932,155 (28,304,375) 33,002,430
Net increase (decrease) in net assets 76,546,006 11,118,807 68,263,305 (13,846,899)
Net assets at the beginning of period 324,062,213 312,943,406 296,817,228 310,664,127
Net assets at the end of period $ 400,608,219 $ 324,062,213 $ 365,080,533 $ 296,817,228

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

NUSC NDVG
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ 11,233,576 $ 11,618,485 $ 137,169 $ 116,926
Net realized gain (loss) 34,434,848 (4,949,463) 1,511,153 (162,734)
Net change in unrealized appreciation (depreciation) 239,944,443 (80,326,221) 1,314,288 328,589
Net increase (decrease) in net assets from operations 285,612,867 (73,657,199) 2,962,610 282,781
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (11,720,700) (10,372,580) (138,827) (115,641)
Total distributions (11,720,700) (10,372,580) (138,827) (115,641)
FUND SHARE TRANSACTIONS
Subscriptions 495,291,080 523,390,850 8,141,413 1,021,307
Redemptions (449,650,302) (459,587,365) (7,837,567) (737,015)
Net increase (decrease) from Fund share transactions 45,640,778 63,803,485 303,846 284,292
Net increase (decrease) in net assets 319,532,945 (20,226,294) 3,127,629 451,432
Net assets at the beginning of period 889,601,391 909,827,685 8,214,080 7,762,648
Net assets at the end of period $ 1,209,134,336 $ 889,601,391 $ 11,341,709 $ 8,214,080

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

NUGO NSCS
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ (712,597) $ 5,915,201 $ 19,117 $ 10,935
Net realized gain (loss) 337,446,430 (151,903,256) 405,830 (293,748)
Net change in unrealized appreciation (depreciation) 760,424,659 666,187,348 1,373,117 87,311
Net increase (decrease) in net assets from operations 1,097,158,492 520,199,293 1,798,064 (195,502)
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (5,148,114) (5,361,255) (7,904) (16,390)
Return of capital – – – (3,136)
Total distributions (5,148,114) (5,361,255) (7,904) (19,526)
FUND SHARE TRANSACTIONS
Subscriptions 71,062,856 169,892,907 534,060 –
Redemptions (889,242,154) (540,562,557) (256,889) –
Net increase (decrease) from Fund share transactions (818,179,298) (370,669,650) 277,171 –
Net increase (decrease) in net assets 273,831,080 144,168,388 2,067,331 (215,028)
Net assets at the beginning of period 2,476,995,713 2,332,827,325 5,393,114 5,608,142
Net assets at the end of period $ 2,750,826,793 $ 2,476,995,713 $ 7,460,445 $ 5,393,114

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements

NWLG
Year Ended
10/31/24
Year Ended
10/31/23
OPERATIONS
Net investment income (loss) $ (10,694) $ 384
Net realized gain (loss) 575,418 (440,594)
Net change in unrealized appreciation (depreciation) 2,009,562 1,387,412
Net increase (decrease) in net assets from operations 2,574,286 947,202
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (1,000) –
Total distributions (1,000) –
FUND SHARE TRANSACTIONS
Subscriptions 1,522,085 188,861
Redemptions (297,956) (192,596)
Net increase (decrease) from Fund share transactions 1,224,129 (3,735)
Net increase (decrease) in net assets 3,797,415 943,467
Net assets at the beginning of period 5,444,500 4,501,033
Net assets at the end of period $ 9,241,915 $ 5,444,500

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NUDV
10/31/24
$ 22.43 $ 0.71 $ 6.87 $ 7.58 $ (0.76) $ — $ — $ (0.76) $ 29.25 $ 29.27
10/31/23
23.52 0.65 (0.99) (0.34) (0.61) (0.14) — (0.75) 22.43 22.41
10/31/22
25.69 0.62 (2.21) (1.59) (0.58) — — (0.58) 23.52 23.52
10/31/21(d)
25.00 0.05 0.64 0.69 — — — — 25.69 25.71
NUEM
10/31/24
24.99 0.59 5.33 5.92 (0.64) — — (0.64) 30.27 30.44
10/31/23
22.77 0.60 2.10 2.70 (0.48) — — (0.48) 24.99 24.95
10/31/22
34.14 0.69 (11.27) (10.58) (0.38) (0.41) — (0.79) 22.77 22.71
10/31/21
29.18 0.52 4.86 5.38 (0.42) — — (0.42) 34.14 34.15
10/31/20
25.57 0.40 3.75 4.15 (0.54) — — (0.54) 29.18 29.37
NUDM
10/31/24
25.99 0.78 5.98 6.76 (0.92) — — (0.92) 31.83 31.85
10/31/23
23.49 0.81 2.20 3.01 (0.51) — — (0.51) 25.99 26.15
10/31/22
32.30 0.78 (8.26) (7.48) (0.88) (0.45) — (1.33) 23.49 23.51
10/31/21
24.33 0.98 7.42 8.40 (0.43) — — (0.43) 32.30 32.53
10/31/20
26.74 0.54 (2.03) (1.49) (0.92) — — (0.92) 24.33 24.50
NULC
10/31/24
34.62 0.51 11.18 11.69 (0.52) — — (0.52) 45.79 45.89
10/31/23
32.79 0.51 2.08 2.59 (0.44) (0.32) — (0.76) 34.62 34.62
10/31/22
43.34 0.51 (8.52) (8.01) (0.43) (2.11) — (2.54) 32.79 32.82
10/31/21
31.05 0.46 13.25 13.71 (0.48) (0.94) — (1.42) 43.34 43.39
10/31/20
28.01 0.53 2.74 3.27 (0.21) (0.02) — (0.23) 31.05 30.95
NULG
10/31/24
58.62 0.20 24.07 24.27 (0.30) — — (0.30) 82.59 82.53
10/31/23
49.30 0.24 9.28 9.52 (0.20) — — (0.20) 58.62 58.58
10/31/22
71.98 0.25 (19.45) (19.20) (0.14) (3.34) — (3.48) 49.30 49.30
10/31/21
49.60 0.07 23.82 23.89 (0.11) (1.40) — (1.51) 71.98 72.01
10/31/20
38.97 0.18 10.91 11.09 (0.20) (0.26) — (0.46) 49.60 49.54
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
Does not include in-kind transactions.
(d)
For the period September 27, 2021 (commencement of operations) through October 31, 2021.
(e)
Annualized.

See Notes to Financial Statements

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value(b)
Based
on
Market
Price(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate(c)
34 .14% 34 .35% $ 11,702 0 .26% 2 .68% 68%
( 1 .59 ) ( 1 .69 ) 11,216 0 .26 2 .74 57
( 6 .22 ) ( 6 .31 ) 8,232 0 .26 2 .52 76
2 .74 2 .85 5,137 0 .25 (e) 2 .04 (e) 0
24 .12 24 .98 290,625 0 .36 2 .13 58
11 .80 12 .00 214,914 0 .36 2 .28 71
( 31 .62 ) ( 31 .88 ) 177,614 0 .36 2 .45 63
18 .45 17 .77 122,896 0 .44 1 .49 61
16 .41 16 .47 46,695 0 .45 1 .56 81
26 .37 25 .71 464,730 0 .31 2 .55 58
12 .84 13 .40 353,523 0 .31 2 .94 66
( 24 .17 ) ( 24 .57 ) 267,756 0 .31 2 .93 62
34 .83 34 .73 161,503 0 .39 3 .16 64
( 5 .91 ) ( 5 .67 ) 53,520 0 .40 2 .17 66
34 .04 34 .32 34,345 0 .21 1 .20 50
8 .06 7 .96 22,504 0 .21 1 .48 71
( 19 .57 ) ( 19 .59 ) 24,589 0 .21 1 .39 57
45 .28 45 .91 30,335 0 .20 1 .20 49
11 .71 11 .43 17,079 0 .20 1 .81 61
41 .51 41 .50 1,499,009 0 .26 0 .27 60
19 .36 19 .29 1,037,499 0 .26 0 .42 78
( 27 .90 ) ( 27 .94 ) 793,754 0 .26 0 .44 80
49 .04 49 .29 942,876 0 .34 0 .11 66
28 .66 28 .42 344,703 0 .35 0 .39 86

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NULV
10/31/24
$ 32.63 $ 0.80 $ 8.22 $ 9.02 $ (0.92) $ — $ — $ (0.92) $ 40.73 $ 40.74
10/31/23
34.26 0.87 (1.77) (0.90) (0.73) — — (0.73) 32.63 32.59
10/31/22
39.42 0.77 (4.17) (3.40) (0.63) (1.13) — (1.76) 34.26 34.30
10/31/21
28.62 0.77 10.50 11.27 (0.47) — — (0.47) 39.42 39.44
10/31/20
31.52 0.77 (3.19) (2.42) (0.48) — — (0.48) 28.62 28.65
NUMG
10/31/24
34.47 0.04 10.33 10.37 (0.08) — — (0.08) 44.76 44.84
10/31/23
34.39 0.08 0.06 0.14 (0.06) — — (0.06) 34.47 34.45
10/31/22
57.68 0.05 (17.07) (17.02) (0.01) (6.26) — (6.27) 34.39 34.42
10/31/21
42.94 (0.03) 16.66 16.63 (0.02) (1.87) — (1.89) 57.68 57.71
10/31/20
33.26 0.03 9.75 9.78 (0.10) — — (0.10) 42.94 42.83
NUMV
10/31/24
26.86 0.63 8.99 9.62 (0.69) — — (0.69) 35.79 35.82
10/31/23
31.07 0.68 (3.17) (2.49) (0.64) (1.08) — (1.72) 26.86 26.84
10/31/22
38.44 0.68 (5.61) (4.93) (0.48) (1.96) — (2.44) 31.07 31.10
10/31/21
25.64 0.54 12.68 13.22 (0.42) — — (0.42) 38.44 38.50
10/31/20
29.50 0.57 (3.71) (3.14) (0.72) — — (0.72) 25.64 25.67
NUSC
10/31/24
32.41 0.40 9.82 10.22 (0.43) — — (0.43) 42.20 42.22
10/31/23
35.54 0.43 (3.16) (2.73) (0.40) — — (0.40) 32.41 32.40
10/31/22
45.25 0.37 (7.12) (6.75) (0.32) (2.64) — (2.96) 35.54 35.58
10/31/21
30.68 0.36 14.41 14.77 (0.20) — — (0.20) 45.25 45.27
10/31/20
29.65 0.28 1.03 1.31 (0.28) — — (0.28) 30.68 30.74
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
Does not include in-kind transactions.

See Notes to Financial Statements

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value(b)
Based
on
Market
Price(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate(c)
28 .04% 28 .23% $ 1,694,496 0 .26% 2 .10% 47%
( 2 .73 ) ( 2 .98 ) 1,383,636 0 .26 2 .52 61
( 9 .09 ) ( 9 .03 ) 1,531,314 0 .26 2 .15 68
39 .68 39 .63 1,176,613 0 .34 2 .13 59
( 7 .87 ) ( 7 .78 ) 535,228 0 .35 2 .63 38
30 .07 30 .39 400,608 0 .31 0 .10 78
0 .43 0 .27 324,062 0 .31 0 .21 100
( 32 .50 ) ( 32 .48 ) 312,943 0 .31 0 .13 84
39 .51 39 .92 400,877 0 .39 ( 0 .06 ) 83
29 .43 28 .90 193,216 0 .40 0 .08 94
36 .20 36 .41 365,081 0 .31 1 .90 51
( 8 .58 ) ( 8 .76 ) 296,817 0 .31 2 .30 77
( 13 .71 ) ( 13 .76 ) 310,664 0 .31 2 .02 77
51 .97 52 .06 276,751 0 .39 1 .57 67
( 10 .98 ) ( 11 .11 ) 119,241 0 .40 2 .25 72
31 .69 31 .77 1,209,134 0 .31 1 .01 45
( 7 .77 ) ( 7 .89 ) 889,601 0 .31 1 .19 62
( 15 .68 ) ( 15 .63 ) 909,828 0 .31 0 .99 71
48 .28 48 .03 1,106,366 0 .39 0 .85 60
4 .40 4 .44 369,634 0 .40 0 .98 54

Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NDVG
10/31/24
$ 24.89 $ 0.35 $ 7.53 $ 7.88 $ (0.37) $ — $ — $ (0.37) $ 32.40 $ 32.45
10/31/23
24.26 0.37 0.62 0.99 (0.36) — — (0.36) 24.89 24.90
10/31/22
26.13 0.34 (1.87) (1.53) (0.33) (0.01) — (0.34) 24.26 24.27
10/31/21(d)
25.00 0.09 1.10 1.19 (0.06) — — (0.06) 26.13 26.14
NUGO
10/31/24
22.10 (0.01) 10.48 10.47 (0.05) — — (0.05) 32.52 32.51
10/31/23
17.97 0.05 4.13 4.18 (0.05) — — (0.05) 22.10 22.08
10/31/22
26.04 0.02 (8.09) (8.07) — — — — 17.97 17.93
10/31/21(f)
25.00 0.01 1.03 1.04 — — — — 26.04 26.05
NSCS
10/31/24
20.74 0.07 6.85 6.92 (0.03) — — (0.03) 27.63 27.68
10/31/23
21.57 0.04 (0.79) (0.75) (0.07) — (0.01) (0.08) 20.74 20.74
10/31/22
26.21 0.06 (4.67) (4.61) (0.03) — — (0.03) 21.57 21.57
10/31/21(d)
25.00 0.01 1.20 1.21 — — — — 26.21 26.22
NWLG
10/31/24
21.78 (0.04) 10.13 10.09 — (g) — — — 31.87 31.84
10/31/23
18.00 — 3.78 3.78 — — — — 21.78 21.78
10/31/22
26.39 (0.02) (8.37) (8.39) — — — — 18.00 18.00
10/31/21(d)
25.00 (0.02) 1.41 1.39 — — — — 26.39 26.37
(a)
Based on average shares outstanding.
(b)
Percentage is not annualized.
(c)
Does not include in-kind transactions.
(d)
For the period August 4, 2021 (commencement of operations) through October 31, 2021.
(e)
Annualized.
(f)
For the period September 27, 2021 (commencement of operations) through October 31, 2021.
(g)
Value rounded to zero.

See Notes to Financial Statements.

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value(b)
Based
on
Market
Price(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate(c)
31 .80% 31 .95% $ 11,342 0 .65% 1 .19% 10%
4 .08 4 .08 8,214 0 .65 1 .45 18
( 5 .89 ) ( 5 .91 ) 7,763 0 .64 1 .34 12
4 .76 4 .82 6,009 0 .64 (e) 1 .52 (e) 7
47 .47 47 .51 2,750,827 0 .56 ( 0 .03 ) 22
23 .30 23 .46 2,476,996 0 .56 0 .24 31
( 31 .01 ) ( 31 .16 ) 2,332,827 0 .55 0 .09 39
4 .18 4 .18 1,687,423 0 .55 (e) 0 .39 (e) 2
33 .38 33 .63 7,460 0 .86 0 .28 49
( 3 .49 ) ( 3 .51 ) 5,393 0 .86 0 .19 44
( 17 .61 ) ( 17 .62 ) 5,608 0 .85 0 .27 64
4 .84 4 .87 6,290 0 .85 (e) 0 .23 (e) 11
46 .37 46 .19 9,242 0 .65 ( 0 .14 ) 57
20 .95 21 .00 5,445 0 .65 0 .01 71
( 31 .77 ) ( 31 .74 ) 4,501 0 .64 ( 0 .08 ) 58
5 .56 5 .50 6,069 0 .64 (e) ( 0 .24 ) (e) 15

Notes to Financial Statements

1. General Information
Trust and Fund Information:
Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment
Company Act of 1940, as amended (the “1940 Act”). The Trust is comprised of Nuveen ESG Dividend ETF (NUDV), Nuveen ESG Emerging Markets
Equity ETF (NUEM), Nuveen ESG International Developed Markets Equity ETF (NUDM), Nuveen ESG Large-Cap ETF (NULC), Nuveen ESG Large-
Cap Growth ETF (NULG), Nuveen ESG Large-Cap Value ETF (NULV), Nuveen ESG Mid-Cap Growth ETF (NUMG), Nuveen ESG Mid-Cap Value ETF
(NUMV), Nuveen ESG Small-Cap ETF (NUSC), Nuveen Dividend Growth ETF (NDVG), Nuveen Growth Opportunities ETF (NUGO), Nuveen Small
Cap Select ETF (NSCS) and Nuveen Winslow Large-Cap Growth ESG ETF (NWLG) (each a “Fund” and collectively, the “Funds”). The Trust was organized as a Massachusetts business trust on February 20, 2015. Shares of NUDV, NUEM, NUDM, NULC, NULG, NULV, NUMG, NUMV AND NUSC
are listed and traded on the Cboe BZX Exchange, Inc., while shares of NDVG, NUGO, NSCS and NWLG are listed and traded on the NYSE Arca. The
Cboe BZX Exchange, Inc. and NYSE Arca are each an “Exchange”.
Current Fiscal Period:
The end of the reporting period for the Funds is October 31, 2024, and the period covered by these Notes to Financial
Statements is the fiscal year ended October 31, 2024 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has
overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. The Adviser has entered into sub-advisory agreements with Nuveen Asset
Management (“NAM”) and Teachers Advisors, LLC (“TAL”), each an affiliate of the Adviser, and Winslow Capital Management, LLC (“Winslow
Capital”), (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). NAM is responsible for managing the investment portfolio of NDVG, NUGO and NSCS. TAL is responsible for managing the investment portfolio of NUDV, NUEM, NUDM, NULC, NULG, NULV, NUMG, NUMV AND NUSC.
Winslow Capital is responsible for managing the investment portfolio of NWLG.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the following Funds' investments in non-U.S. securities were as follows:

Notes to Financial Statements
(continued)
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the end of trade date for financial reporting purposes.
Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the
Funds determine the existence of a dividend declaration. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income is recorded on an accrual basis. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
New Accounting Pronouncement:
In November 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-07, Segment Reporting
(Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The amendments in ASU 2023-07 improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. ASU 2023-07 also requires a public entity that has a single reportable segment to provide all the disclosures required by the amendments in ASU 2023-07 and all existing segment disclosures in
Topic 280. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management has assessed the new guidance and determined that it will not have a material impact on the financial positions or results of operations of the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
NUEM Value
% of
Net Assets
Country:
China $ 80,750,413 27.8%
India 56,666,287 19.5
Taiwan 54,773,790 18.8
South Korea 29,809,525 10.3
Saudi Arabia 13,835,767 4.8
Brazil 11,626,242 4.0
South Africa 9,060,224 3.1
Malaysia 5,165,595 1.8
Mexico 5,127,290 1.8
Indonesia 4,509,932 1.6
Other 21,007,639 7.1
Total non-U.S. Securities $292,332,704 100.6%
NUDM Value
% of
Net Assets
Country:
Japan $ 106,650,612 22.9%
United Kingdom 65,069,592 14.0
Switzerland 45,673,100 9.8
France 40,733,570 8.8
Germany 38,963,193 8.4
Australia 30,176,176 6.5
Spain 17,443,171 3.8
Denmark 15,308,233 3.3
Italy 14,336,778 3.1
Netherlands 13,525,895 2.9
Other 58,683,282 12.6
Total non-U.S. Securities $446,563,602 96.1%

Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S.
dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:
NUDV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 11,673,775 $ – $ – $ 11,673,775
Total $ 11,673,775 $ – $ – $ 11,673,775
a
NUEM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 288,495,812 $ 3,836,887 $ 5 $ 292,332,704
Total $ 288,495,812 $ 3,836,887 $ 5 $ 292,332,704
a
NUDM
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 461,739,462 $ – $ –* $ 461,739,462
Total $ 461,739,462 $ – $ – $ 461,739,462
a

Notes to Financial Statements
(continued)
NULC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 34,285,574 $ – $ – $ 34,285,574
Total $ 34,285,574 $ – $ – $ 34,285,574
a
NULG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,496,247,974 $ – $ – $ 1,496,247,974
Total $ 1,496,247,974 $ – $ – $ 1,496,247,974
a
NULV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,690,268,226 $ – $ – $ 1,690,268,226
Total $ 1,690,268,226 $ – $ – $ 1,690,268,226
a
NUMG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 400,158,594 $ – $ – $ 400,158,594
Total $ 400,158,594 $ – $ – $ 400,158,594
a
NUMV
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 364,608,879 $ – $ – $ 364,608,879
Total $ 364,608,879 $ – $ – $ 364,608,879
a
NUSC
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stock Rights $ – $ – $ 91,920 $ 91,920
Common Stocks 1,206,650,245 – – 1,206,650,245
Investments Purchased with Collateral from Securities
Lending 9,344,093 – – 9,344,093
Total $ 1,215,994,338 $ – $ 91,920 $ 1,216,086,258
a
NDVG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 11,220,762 $ – $ – $ 11,220,762
Total $ 11,220,762 $ – $ – $ 11,220,762
a
NUGO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 2,707,001,387 $ – $ – $ 2,707,001,387
Total $ 2,707,001,387 $ – $ – $ 2,707,001,387
a

4. Portfolio Securities
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:
Purchases and Sales:
Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
NSCS
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 7,324,587 $ – $ – $ 7,324,587
Investment Companies 71,608 – – 71,608
Investments Purchased with Collateral from Securities
Lending 45,384 – – 45,384
Total $ 7,441,579 $ – $ – $ 7,441,579
a
NWLG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 9,188,503 $ – $ – $ 9,188,503
Total $ 9,188,503 $ – $ – $ 9,188,503
a
* Value equals zero as of the end of the reporting period.
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
NUSC Common Stocks $8,526,480 $9,344,093
NSCS Common Stocks $42,460 $45,384

Notes to Financial Statements
(continued)
In-kind transactions during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets,
Purchases Sales
Fund
Non-U.S.
Government
Purchases
Non-U.S.
Government
Sales
NUDV $ 7,360,775 $ 7,345,617
NUEM 184,113,926 161,165,918
NUDM 261,814,481 263,220,574
NULC 16,182,346 15,960,022
NULG 878,046,234 862,561,083
NULV 808,614,776 802,828,097
NUMG 329,331,588 322,393,035
NUMV 187,166,031 187,617,000
NUSC 568,738,664 532,673,476
NDVG 1,169,212 1,206,467
NUGO 681,186,223 714,952,348
NSCS 3,556,382 3,545,998
NWLG 4,685,462 4,704,716
Fund
In-Kind
Purchases
In-Kind
Sales
NUDV $ 2,976,555 $ 5,296,805
NUEM 3,522,341 —
NUDM 41,944,282 10,994,093
NULC 4,161,126 —
NULG 784,328,269 758,213,979
NULV 644,310,575 688,970,698
NUMG 225,496,045 245,668,005
NUMV 139,693,679 167,841,893
NUSC 493,553,250 450,380,455
NDVG 8,121,820 7,809,126
NUGO 68,304,176 881,921,926
NSCS 532,332 248,215
NWLG 1,502,516 293,743

which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities included in each Fund’s respective Index and/or a specified amount of cash. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior period were as follows:
NUDV NUEM
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions 100,000 $2,985,679 300,000 $7,139,645 1,000,000 $28,573,072 1,200,000 $30,858,962
Redemptions (200,000) (5,303,640) (150,000) (3,598,170) – – (400,000) (10,718,220)
Net increase (decrease) (100,000) $(2,317,961) 150,000 $3,541,475 1,000,000 $28,573,072 800,000 $20,140,742
NUDM NULC
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions 1,400,000 $44,047,979 2,200,000 $60,945,222 100,000 $4,170,767 150,000 $4,918,970
Redemptions (400,000) (11,489,566) – – – – (250,000) (8,309,095)
Net increase (decrease) 1,000,000 $32,558,413 2,200,000 $60,945,222 100,000 $4,170,767 (100,000) $(3,390,125)
NULG NULV
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions 11,300,000 $802,955,683 10,450,000 $597,868,760 17,750,000 $657,608,987 20,750,000 $723,029,485
Redemptions (10,850,000) (768,715,035) (8,850,000) (512,906,665) (18,550,000) (690,761,184) (23,050,000) (803,390,155)
Net increase (decrease) 450,000 $34,240,648 1,600,000 $84,962,095 (800,000) $(33,152,197) (2,300,000) $(80,360,670)
NUMG NUMV
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions 5,450,000 $225,747,538 3,800,000 $141,769,215 4,350,000 $140,045,348 4,800,000 $141,288,495
Redemptions (5,900,000) (246,257,929) (3,500,000) (130,837,060) (5,200,000) (168,349,723) (3,750,000) (108,286,065)
Net increase (decrease) (450,000) $(20,510,391) 300,000 $10,932,155 (850,000) $(28,304,375) 1,050,000 $33,002,430
NUSC NDVG
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions 12,700,000 $495,291,080 14,550,000 $523,390,850 290,000 $8,141,413 40,000 $1,021,307
Redemptions (11,500,000) (449,650,302) (12,700,000) (459,587,365) (270,000) (7,837,567) (30,000) (737,015)
Net increase (decrease) 1,200,000 $45,640,778 1,850,000 $63,803,485 20,000 $303,846 10,000 $284,292

Notes to Financial Statements
(continued)
7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions.  Temporary differences do not require reclassification.  As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to foreign currency transactions, investments in passive foreign investment companies, nondeductible expenses, redemptions in-kind, return of capital and long-term capital gain distributions received from portfolio investments, and taxable overdistribution.  Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
NUGO NSCS
Year Ended
10/31/24
Year Ended
10/31/23
Year Ended
10/31/24
Year Ended
10/31/23
Shares Amount Shares Amount Shares Amount Shares Amount
Subscriptions 2,320,000 $71,062,856 8,810,000 $169,892,907 20,000 $534,060 – $–
Redemptions (29,840,000) (889,242,154) (26,550,000) (540,562,557) (10,000) (256,889) – –
Net increase (decrease) (27,520,000) $(818,179,298) (17,740,000) $(370,669,650) 10,000 $277,171 – $–
NWLG
Year Ended
10/31/24
Year Ended
10/31/23
Shares Amount Shares Amount
Subscriptions 50,000 $1,522,085 10,000 $188,861
Redemptions (10,000) (297,956) (10,000) (192,596)
Net increase (decrease) 40,000 $1,224,129 – $(3,735)
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NUDV $ 11,011,888 $ 1,085,922 $ (424,035) $ 661,887
NUEM 252,249,372 58,746,206 (18,662,874) 40,083,332
NUDM 410,895,880 70,673,275 (19,808,863) 50,864,412
NULC 26,175,187 8,960,491 (850,104) 8,110,387
NULG 1,249,440,937 280,744,174 (33,937,137) 246,807,037
NULV 1,540,562,719 212,826,478 (63,120,971) 149,705,507
NUMG 363,131,085 46,509,023 (9,481,514) 37,027,509
NUMV 324,275,950 50,434,333 (10,101,404) 40,332,929
NUSC 1,142,805,398 169,536,844 (96,255,984) 73,280,860
NDVG 9,846,991 1,527,431 (153,660) 1,373,771
NUGO 1,776,917,768 955,760,574 (25,676,955) 930,083,619
NSCS 6,217,764 1,566,317 (342,502) 1,223,815
NWLG 6,686,274 2,599,727 (97,498) 2,502,229

The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NUDV
$ 526,699 $ — $ 661,887 $ — $ — $ — $ 1,188,586
NUEM
4,820,362 — 40,082,657 (35,416,103) — — 9,486,916
NUDM
13,357,337 — 50,805,925 (12,044,678) — — 52,118,584
NULC
595,731 — 8,110,387 — — — 8,706,118
NULG
1,725,326 — 246,807,037 (103,203,267) — — 145,329,096
NULV
27,577,082 — 149,705,507 (194,641,955) — — (17,359,366)
NUMG
165,990 — 37,027,509 (98,939,417) — — (61,745,918)
NUMV
4,681,758 — 40,332,929 (59,787,676) — — (14,772,989)
NUSC
10,317,401 — 73,280,860 (212,733,823) — — (129,135,562)
NDVG
6,993 — 1,373,771 (330,360) — — 1,050,404
NUGO
— — 930,083,619 (706,118,088) (2,754,930) — 221,210,601
NSCS
11,795 — 1,223,815 (716,371) — — 519,239
NWLG
— — 2,502,229 (832,339) (11,305) — 1,658,585
10/31/24 10/31/23
Fund
Ordinary
Income
Long-Term
Capital Gains
Return
of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return
of
Capital
NUDV
$ 272,150 $ — $ — $ 326,285 $ — $ —
NUEM
5,500,560 — — 3,969,620 — —
NUDM
12,192,840 — — 5,913,680 — —
NULC
334,750 — — 376,232 272,403 —
NULG
5,151,450 — — 3,194,800 — —
NULV
37,705,745 — — 32,805,740 — —
NUMG
696,525 — — 626,285 — —
NUMV
7,463,725 — — 7,063,580 11,260,810 —
NUSC
11,720,700 — — 10,372,580 — —
NDVG
138,827 — — 115,641 — —
NUGO
5,148,114 — — 5,361,255 — —
NSCS
7,904 — — 16,390 — 3,136
NWLG
1,000 — — — — —
Fund
Short-Term Long-Term Total
NUDV
$ — $ — $ —
NUEM
1
20,419,229 14,996,874 35,416,103
NUDM
8,887,623 3,157,055 12,044,678
NULC
— — —
NULG
57,608,196 45,595,071 103,203,267
NULV
103,890,778 90,751,177 194,641,955
NUMG
65,050,770 33,888,647 98,939,417
NUMV
33,682,969 26,104,707 59,787,676
NUSC
85,360,028 127,373,795 212,733,823
NDVG
75,108 255,252 330,360
NUGO
552,540,672 153,577,416 706,118,088
NSCS
657,025 59,346 716,371
NWLG
711,675 120,664 832,339
1
A portion of NUEM's capital loss carryforwards is subject to limitation under the Internal Revenue Code and related regulations.

Notes to Financial Statements
(continued)
As of year end, the Funds utilized the following capital loss carryforwards:
8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is
compensated for its services to the Funds from the management fees paid to the Adviser.   The Adviser is responsible for substantially all other
expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
Other Transactions with Affiliates:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized in "Affiliated income" on the Statement of Operations and any amounts due to the Funds at the end of the reporting period is recognized in "Reimbursement from Adviser" on the Statement of Assets and Liabilities.  During the current fiscal period, the values of voluntary compensation were as follows:
Each Fund is permitted to purchase or sell securities from or to certain other funds or accounts managed by the Sub-Adviser (“Affiliated Entity”)
under specified conditions outlined in procedures adopted by the Board ("cross-trade"). These procedures have been designed to ensure that any cross-trade of securities by the Fund from or to an Affiliated Entity by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. These transactions are effected at the current market price (as provided by an independent pricing service) without incurring broker commissions.
Fund
Utilized
NUDV
$ 23,476
NUEM
—
NUDM
11,985,451
NULC
364,841
NULG
—
NULV
—
NUMG
—
NUMV
—
NUSC
—
NDVG
—
NUGO
2,020,002
NSCS
330,050
NWLG
471,815
Fund Management Fee
NUDV 0.25%
NUEM 0.35
NUDM 0.30
NULC 0.20
NULG 0.25
NULV 0.25
NUMG 0.30
NUMV 0.30
NUSC 0.30
NDVG 0.64
NUGO 0.55
NSCS 0.85
NWLG 0.64
Fund
Amount
NWLG
$ 1,290

During the current fiscal period, the Funds did notengage in cross-trades pursuant to these procedures.
As of the end of the reporting period, the percentage of Fund shares owned by affiliates was as follows:
Fund Purchases Sales
Realized Gain
(Loss)
NUDV $ — $ — $ —
NUEM — — —
NUDM — — —
NULC — — —
NULG 9,793,780 48,062,795 (9,985,298)
NULV 42,424,933 16,880,816 (3,783,504)
NUMG 9,074,141 22,233,194 (2,012,539)
NUMV 23,336,333 3,645,254 (1,236,172)
NUSC 7,649,362 765,473 87,300
NDVG — — —
NUGO 381,606 54,650 (8,131)
NSCS — — —
NWLG — — —
Underlying Fund TIAA
Nuveen Equity
Funds
Nuveen
Lifecycle
Funds
Nuveen
Lifestyle
Funds
Nuveen
Managed
Allocation
Fund Total
NUDV – % – % – % – % – % – %
NUEM – – – – – –
NUDM – – – – – –
NULC – 27 – – – 27
NULG – – – – – –
NULV – – – – – –
NUMG – – – – – –
NUMV – – – – – –
NUSC – – – – – –
NDVG 63 – – – – 63
NUGO – – 92 4 2 98
NSCS 81 – – – – 81
NWLG 76 – – – – 76

Important Tax Information
(U
naudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Fund
Net Long-Term
Capital Gains
NUDV $ —
NUEM —
NUDM —
NULC —
NULG —
NULV —
NUMG —
NUMV —
NUSC —
NDVG —
NUGO —
NSCS —
NWLG —
Fund Percentage
NUDV
100 .0%
NUEM
0 .4
NUDM
–
NULC
100 .0
NULG
100 .0
NULV
98 .5
NUMG
100 .0
NUMV
82 .9
NUSC
89 .1
NDVG
100 .0
NUGO
100 .0
NSCS
100 .0
NWLG
100 .0

Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
Fund Percentage
NUDV
100 .0%
NUEM
56 .0
NUDM
81 .3
NULC
100 .0
NULG
100 .0
NULV
100 .0
NUMG
100 .0
NUMV
87 .3
NUSC
92 .6
NDVG
100 .0
NUGO
100 .0
NSCS
100 .0
NWLG
100 .0
Fund
Foreign Source
Income
Foreign Source
Income Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign
Taxes Paid Per
Share
NUDV
$ — $ — $ — $ —
NUEM
5,473,460 0.57015 1,204,847 0.12550
NUDM
11,116,714 0.76142 1,000,633 0.06854
NULC
— — — —
NULG
— — — —
NULV
— — — —
NUMG
— — — —
NUMV
— — — —
NUSC
— — — —
NDVG
— — — —
NUGO
— — — —
NSCS
— — — —
NWLG
— — — —

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in Independent Registered Public Accounting Firm

(a) Previous independent registered public accounting firm: On October 24, 2024, the Funds’ Board of Trustees (the “Board”), upon recommendation from the Audit Committee, notified KPMG LLP (“KPMG”) that it would be dismissed as the independent registered public accounting firm for the Funds effective upon (i) completion of KPMG’s audit of the Funds’ financial statements to be included in the Funds’ Annual Report on Form N-CSR (the “2024 Annual Report”) for the fiscal year ended October 31, 2024 and (ii) the issuance of KPMG’s report on the same. KPMG’s dismissal as the Funds’ independent registered public accounting firm was effective on December 26, 2024, which is the date on which KPMG issued their report on their audit of the Funds’ financial statements to be included in the 2024 Annual Report. KPMG’s audit reports on the Funds’ financial statements as of and for the fiscal years ended October 31, 2024 and October 31, 2023 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds’ fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference in connection with their reports opinion to the subject matter of the disagreement. During the Funds’ fiscal years ended October 31, 2024 and October 31, 2023 and for the subsequent interim period through December 26, 2024, there were no reportable events (as defined in Regulation S-K Item 304(a)(1)(v)).

The Funds provided KPMG with a copy of the foregoing disclosures and requested that KPMG furnish the Funds with a letter addressed to the U.S. Securities and Exchange Commission stating whether KPMG agrees with the above statements.

(b) New independent registered public accounting firm: On October 24, 2024, the Board, upon recommendation from the Audit Committee, appointed PricewaterhouseCoopers LLP (“PwC”) as the new independent registered public accounting firm for the Funds for the fiscal year ended October 31, 2025 audit. During the Funds’ fiscal years ended October 31, 2024 and October 31, 2023 and for the subsequent interim period through December 26, 2024, the Funds have not consulted with PwC regarding any of the matters described in Regulation S-K Item 304 (“S-K 304”), S-K 304(a)(2)(i) or S-K 304(a)(2)(ii) disclosure.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

The Special Meeting of Shareholders (the “Meeting”) was held on November 20, 2023, for Nushares ETF Trust. At the Meeting, the shareholders were asked to elect Board members. There were no broker non-votes.

Approval of the Board Members was reached as follows:	Nushares ETF Trust
Joseph A. Boateng
Votes For	231,658,828
Votes Withheld	1,776,304
Total	233,435,132
Michael A. Forrester
Votes For	231,480,452
Votes Withheld	1,954,680
Total	233,435,132
Thomas J. Kenny
Votes For	231,469,963
Votes Withheld	1,965,169
Total	233,435,132
Amy B. R. Lancellotta
Votes For	231,359,871
Votes Withheld	2,075,261
Total	233,435,132
Joanne T. Medero
Votes For	231,334,099
Votes Withheld	2,101,033
Total	233,435,132
Albin F. Moschner
Votes For	231,007,039
Votes Withheld	2,428,093
Total	233,435,132
John K. Nelson
Votes For	229,951,286
Votes Withheld	3,483,846
Total	233,435,132
Loren M. Starr
Votes For	231,498,821
Votes Withheld	1,936,311
Total	233,435,132
Matthew Thornton III
Votes For	230,995,832
Votes Withheld	2,439,300
Total	233,435,132
Terence J. Toth
Votes For	230,107,507
Votes Withheld	3,327,625
Total	233,435,132
Margaret L. Wolff
Votes For	231,350,396
Votes Withheld	2,084,736
Total	233,435,132
Robert L. Young
Votes For	230,988,980
Votes Withheld	2,446,152
Total	233,435,132

Board members whose term of office continued after the Meeting because they were not up for election are Jack B. Evans and William C. Hunter.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to directors, officers and others is included in the Statement of Operations under the line items “Trustee Fees” and “Management Fees” as part of the financial statements filed under Item 7 of this Form N-CSR.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable to this filing.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable because the code of ethics is available, upon request and without charge, by calling 800-257-8787 and there were no amendments during the period covered by this report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Change in the registrant’s independent public accountant. Filed herewith.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nushares ETF Trust

Date: March 28, 2025	By: /s/ Briton Ryan Briton Ryan Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 28, 2025	By: /s/ Briton Ryan Briton Ryan Chief Administrative Officer (principal executive officer)

Date: March 28, 2025	By: /s/ Marc Cardella Marc Cardella Vice President and Controller (principal financial officer)